                                     [GRAPHIC]


                                 ALEXANDER HAMILTON
                               VARIABLE INSURANCE TRUST



                                 SEMI-ANNUAL REPORT
                                   JUNE 30,1997
                                    (UNAUDITED)







                                ALEXANDER HAMILTON LIFE
                                -----------------------
                A LIFE INSURANCE SUBSIDIARY OF JEFFERSON-PILOT CORPORATION

                               TABLE OF CONTENTS
                            ------------------------

                                                                           PAGE
LETTER TO POLICYHOLDERS...............................................           1

PORTFOLIO OF INVESTMENTS
    Investment Grade Bond Fund........................................           2
    High Yield Bond Fund..............................................           4
    Balanced Fund.....................................................           8
    Growth & Income Fund..............................................          13
    Growth Fund.......................................................          18
    Emerging Growth Fund..............................................          22
    International Equity Fund.........................................          26

STATEMENT OF ASSETS AND LIABILITIES...................................          29

STATEMENT OF OPERATIONS...............................................          30

STATEMENT OF CHANGES IN NET ASSETS....................................          31

FINANCIAL HIGHLIGHTS..................................................          34

NOTES TO FINANCIAL STATEMENTS.........................................          37

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus for the Alexander Hamilton Variable Insurance Trust. Please read the prospectus carefully before sending money.

Dear Policyholder,

    For the first half of 1997, financial assets continued to generate attractive returns despite very divergent trends during the first and second quarters. As the year began, it became increasingly apparent that a surprising rebound in consumer spending and job creation would lead to above average growth in real GDP. Despite recent history where the U.S. economy has experienced both low unemployment and low inflation, investors became convinced that an improving economy would force the Federal Reserve to raise interest rates in order to make a pre-emptive strike on inflation. Bond prices were driven lower in anticipation of such action which put pressure on the stock market as well. The Federal Reserve validated such concerns by raising the Federal Funds Rate by 25 basis points near the end of March. This action created additional selling pressure on the stock and bond markets with the result that most broad bond and stock market indices showed either losses or only slight gains for the quarter.

    As the second quarter progressed, economic statistics continued to show no sign of inflation plus a marked slowdown in consumer spending and economic growth. The need for additional tightening by the Fed was gone and an avalanche of liquidity was unleashed across the financial markets. In the bond market this resulted in lower interest rates and a tightening of spreads between corporate bonds and Treasuries. The stock market benefitted from higher price earnings ratios due to lower interest rates, plus a continuation of strong growth in corporate profits. All economic sectors of the stock market showed strong appreciation, with exceptional performance coming from healthcare, consumer staples, technology, and transportation stocks.

    The outlook for the remainder of the year is for modest growth in the U.S. economy, with mild inflation and continued low interest rates. This forecast generally applies to the economies of most developed nations as the forces of global competition and technology-driven productivity continue to make economic growth possible with only modest inflation.

    Your variable annuity subaccount managers are continuing to manage your assets within this economic outlook. Alexander Hamilton will continue to monitor subaccount performance and make necessary adjustments as the market dictates.

Respectfully,

/s/ E.J. Yelton

E. J. Yelton
PRESIDENT

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ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                         PRINCIPAL      MARKET
                                                                           AMOUNT       VALUE
                                                                         ----------  ------------
CORPORATE BONDS - 41.6%
CONVERTIBLE BOND - 0.7%
INDUSTRIAL - 0.7%
Ryerson Tull, Inc., 8.50%, due 7/15/01 (COST $24,940)..................     $25,000       $25,487
                                                                                     ------------

NON-CONVERTIBLE BONDS - 40.9%
AUTOMOTIVE - 10.8%
Aegis Auto Rec., 1996-2, 8.90%, due 1/20/02............................      96,797        97,039
General Motors Corp., 7.40%, due 9/01/25...............................     125,000       123,284
Premier Auto Trust Mortgage, 1995-3, 6.15%, due 3/06/00 (a)............     140,000       140,367
                                                                                     ------------
                                                                                          360,690
                                                                                     ------------

BANKING AND SAVINGS & LOANS - 6.3%
Export Import Bank of Korea, 6.50%, due 2/10/02 (b)....................      30,000        29,437
Midland Bank PLC, 7.625%, due 6/15/06..................................     140,000       144,738
Thai Farmers Bank PLC, 8.25%, due 8/21/16..............................      40,000        38,350
                                                                                     ------------
                                                                                          212,525
                                                                                     ------------

COMPUTER SYSTEMS - 1.8%
Seagate Technology, Inc., 7.125%, due 3/01/04..........................      60,000        60,229
                                                                                     ------------

FINANCIAL SERVICES - 7.5%
BBV International Finance, 7.00%, due 12/01/25.........................      65,000        60,055
Green Tree Financial Corp.,1995-10 A2, 5.80% due 2/15/27 (a)...........     138,879       139,101
Santista Export Sec., I, 8.09%, due 11/30/06...........................      50,000        50,312
                                                                                     ------------
                                                                                          249,468
                                                                                     ------------

INDUSTRIAL - 3.8%
Celulosa Arauco, 6.75%, due 12/15/03...................................     130,000       126,952
                                                                                     ------------

INSURANCE - 4.0%
Metropolitan Life Insurance Co., 7.80%, due 11/01/25...................     135,000       134,662
                                                                                     ------------

RETAILING - 0.8%
Federated Department Stores, 8.50%, due 6/15/03........................      25,000        26,636
                                                                                     ------------

TELECOMMUNICATIONS & EQUIPMENT - 1.8%
TCI Communications, Inc., 7.875%, due 2/15/26..........................      20,000        19,116
WorldCom, Inc., 7.55%, 4/01/04 (b).....................................      40,000        40,443
                                                                                     ------------
                                                                                           59,559
                                                                                     ------------

UTILITIES - 4.1%
Boston Edison Co., 6.05%, due 8/15/00..................................     140,000       136,631
                                                                                     ------------
TOTAL NON-CONVERTIBLE BONDS (COST $1,344,482)..........................                 1,367,352
                                                                                     ------------
TOTAL CORPORATE BONDS (COST $1,369,422)................................                 1,392,839
                                                                                     ------------

U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS - 57.5%
U.S. GOVERNMENT OBLIGATIONS - 20.8%
U.S. Treasury Note, 5.875%, due 2/15/00................................     175,000       173,688
U.S. Treasury Note, 6.875%, due 3/31/00................................     169,000       171,799

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INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                         PRINCIPAL      MARKET
                                                                           AMOUNT       VALUE
                                                                         ----------  ------------
U.S. GOVERNMENT OBLIGATIONS (CONT'D) - 20.8%
U.S. Treasury Note, 5.25%, due 1/31/01.................................    $133,000      $128,719
U.S. Treasury Note, 6.375%, due 9/30/01................................      20,000        20,013
U.S. Treasury Note, 6.375%, due 8/15/02................................     200,000       199,938
                                                                                     ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $691,175)......................                   694,157
                                                                                     ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.7%
Federal Home Loan Mortgage Corp.,
 Gold Pool #C00427, 8.00%, due 10/01/25................................     172,387       176,535
Federal Home Loan Mortgage Corp.,
 Pool #D77232, 7.50%, due 1/02/27......................................     198,997       200,147
Federal National Mortgage Assoc.,
 Pool #337434, 6.50%, due 2/01/26......................................     136,191       130,654
Federal National Mortgage Assoc.,
 Pool #338690, 6.00%, due 2/01/26......................................     138,861       129,452
Federal National Mortgage Assoc.,
 Pool #352795, 7.00%, due 7/01/26......................................     130,711       128,355
Federal National Mortgage Assoc.,
 Pool #250672, 7.00%, due 9/01/26......................................     127,053       124,763
Government National Mortgage Assoc.,
 Pool #205196, 9.00%, due 7/15/17......................................      75,346        80,967
Government National Mortgage Assoc.,
 Pool #355069, 7.00%, due 2/15/24......................................      89,709        88,658
Government National Mortgage Assoc. II,
 Pool #2247, 7.00%, due 7/20/26........................................     173,373       169,310
                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,213,409).............                 1,228,841
                                                                                     ------------
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $1,904,584).....................................................                 1,922,998
                                                                                     ------------

TOTAL INVESTMENTS (COST $3,274,006) - 99.1%............................                 3,315,837
OTHER ASSETS IN EXCESS OF LIABILITIES -  0.9%..........................                    29,173
                                                                                     ------------
NET ASSETS - 100.0%....................................................                $3,345,010
                                                                                     ------------
                                                                                     ------------

(a) Mortgage trust bond.

(b) Collateral trust bond.

See notes to financial statements.

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ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
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HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ----------  ------------
CORPORATE BONDS - 95.1%
CONVERTIBLE BONDS - 2.5%
AUTOMOTIVE PARTS & EQUIPMENT - 2.4%
Exide Corp., 144A, 2.90%, 12/15/05 (d).................................     $25,000       $15,531
Hayes Wheels International, 11.00%, due 7/15/06........................      50,000        55,125
                                                                                     ------------
                                                                                           70,656
                                                                                     ------------

CONGLOMERATES - 0.1%
Reeves Industries, Inc., 11.00%, due 7/15/02...........................       5,000         3,750
                                                                                     ------------
TOTAL CONVERTIBLE BONDS (COST $69,424).................................                    74,406
                                                                                     ------------

NON-CONVERTIBLE BONDS - 92.6%
AEROSPACE & DEFENSE - 2.3%
BE Aerospace, Inc., 9.875%, due 2/01/06................................      33,000        34,980
K&F Industries, Inc., 10.375%, due 9/01/04.............................      30,000        31,800
                                                                                     ------------
                                                                                           66,780
                                                                                     ------------

APPAREL & TEXTILES - 3.0%
Synthetic Industries, 144A, 9.25%, due 2/15/07 (d).....................      35,000        35,875
Westpoint Stevens, Inc., 9.375%, due 12/15/05 (b)......................      50,000        52,250
                                                                                     ------------
                                                                                           88,125
                                                                                     ------------

AUTOMOTIVE PARTS & EQUIPMENT - 0.9%
Oxford Automotive, Inc., 144A, 10.125%, due 6/15/07 (d)................      25,000        25,125
                                                                                     ------------

BUILDING PRODUCTS & MATERIALS - 5.1%
American Standard, 10.50%, due 6/01/05 (a).............................      50,000        49,437
Building Materials Corp., 11.75%, due 7/01/04 (a)......................      25,000        22,812
Building Materials Corp., 8.625%, due 12/15/06.........................      40,000        40,800
Nortek, Inc., 9.25%, due 3/15/07.......................................      35,000        35,875
                                                                                     ------------
                                                                                          148,924
                                                                                     ------------

CHEMICIALS - 2.2%
Amphenol Corp., 9.875%, due 5/15/07....................................      25,000        25,937
Harris Chemical, 10.25%, due 7/15/01 (a)(b)............................      10,000        10,375
UCC Investors, 10.50%, due 5/01/02.....................................      25,000        27,188
                                                                                     ------------
                                                                                           63,500
                                                                                     ------------

COMMUNICATIONS & MEDIA - 1.7%
Cablevision Systems Corp., 9.25%, due 11/01/05.........................      25,000        25,812
Chancellor Radio Broadcasting, 144A, 8.75%, due 6/15/07 (d)............      15,000        14,925
Rogers Cablesystems Ltd., 10.125%, due 9/01/12.........................      10,000        10,625
                                                                                     ------------
                                                                                           51,362
                                                                                     ------------

CONGLOMERATES - 0.7%
Atlantis Group, Inc., 11.00%, due 2/15/03..............................      20,000        20,600
                                                                                     ------------

CONTAINERS & PACKAGING - 4.6%
Calmar, Inc., 11.50%, due 8/15/05......................................      25,000        26,625
Gaylord Container, 12.75%, due 5/15/05 (a).............................      50,000        55,125
Gaylord Container, 144A, 9.75%, due 6/15/07 (d)........................      25,000        25,062
U.S. Can Corp., 10.125%, due 10/15/06..................................      25,000        26,813
                                                                                     ------------
                                                                                          133,625
                                                                                     ------------

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HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ----------  ------------
COSMETICS & TOILETRIES - 1.8%
Revlon Consumer Products, 10.50%, due 2/15/03..........................     $50,000       $53,375
                                                                                     ------------

DIVERSIFIED HOLDING COMPANIES - 4.6%
E&S Holdings Corp., 10.375%, due 10/01/06..............................      50,000        52,375
ESAT Holdings, 12.50%, due 2/01/07 (a)(b)..............................      75,000        45,000
Thermadyne Holding Corp., 10.75%, due 11/01/03.........................      35,000        36,050
                                                                                     ------------
                                                                                          133,425
                                                                                     ------------

ENTERTAINMENT & LEISURE - 2.0%
AMC Entertainment, Inc., 144A, 9.50%, due 3/15/09 (d)..................      25,000        25,625
American Skiing Corp., 12.00%, due 7/15/06.............................      25,000        26,500
Plitt Theatres, Inc., 10.875%, due 6/15/04.............................       5,000         5,300
                                                                                     ------------
                                                                                           57,425
                                                                                     ------------

FINANCIAL SERVICES - 2.0%
Globalstar LP Capital, 144A, 11.375%, due 2/15/04 (d)..................      25,000        24,875
Indah Kiat Financial Mauritius, 144A, 10.00%, due 7/01/07 (d)..........      15,000        15,056
PTC International Finance BV, 144A, 10.75%, due 7/01/07 (a)(d).........      30,000        18,543
                                                                                     ------------
                                                                                           58,474
                                                                                     ------------

FOOD & BEVERAGE - 0.5%
Delta Beverage Group, 9.75%, due 12/15/03..............................      15,000        15,675
                                                                                     ------------

GAMING & HOTELS - 5.9%
Casino America, Inc., 12.50%, due 8/01/03..............................      25,000        26,125
Coast Hotels & Casino, 13.00%, due 12/15/02............................      20,000        22,450
El Dorado Resorts, 10.50%, due 8/15/06.................................      45,000        48,263
Grand Casinos, Inc., 10.125%, due 12/01/03.............................      20,000        20,950
Horshoe Gaming L.L.C., 144A, 9.375%, due 6/15/07 (d)...................      30,000        30,375
Red Roof Inns, 9.625%, due 12/15/03....................................      20,000        20,450
Santa Fe Hotel, 11.00%, due 12/15/00...................................       5,000         3,675
                                                                                     ------------
                                                                                          172,288
                                                                                     ------------

HEALTH CARE - 1.7%
Tenet Healthcare Corp., 8.00%, due 1/15/05.............................      50,000        50,375
                                                                                     ------------

INDUSTRIAL - 21.0%
AAF-McQuay, Inc., 8.875%, due 2/15/03..................................      50,000        50,250
Brooks Fiber Properties, 10.875%, due 3/01/06 (a)......................      40,000        27,450
Clark-Schwebel, Inc., 10.50%, due 4/15/06..............................      25,000        26,750
Finlay Enterprises, 10.625%, due 5/01/03...............................      25,000        26,625
Haynes International, Inc., 11.625%, due 9/01/04.......................      50,000        55,500
Howmet Corp., 10.00%, due 12/01/03.....................................      50,000        53,500
IMO Industries, 11.75%, due 5/01/06....................................      20,000        24,000
ITC Deltacom, Inc., 144A, 11.00%, due 6/01/07 (d)......................      20,000        20,425
Interlake Corp., 12.125%, due 3/01/02..................................      35,000        36,925
International Knife & Saw 11.375%, due 11/15/06........................      40,000        42,900
Iron Mountain, Inc., 10.125%, due 10/01/06.............................      50,000        53,500
L-3 Comms Corp., 144A, 10.375%, due 5/01/07 (d)........................      35,000        37,275
Marvel Holdings, 0.00%, due 4/15/98*...................................      10,000         1,500
Moog, Inc., 10.00%, due 5/01/06........................................      25,000        26,418

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ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
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HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ----------  ------------
INDUSTRIAL (CONT'D) - 21.0%
Pierce Leahy Corp., 11.125%, due 7/15/06...............................     $50,000       $55,250
Polymer Group, 12.25%, due 7/15/02.....................................      30,000        33,450
Remington Product Co. LLC, 11.00%, due 5/15/06.........................       5,000         4,425
Venture Holdings Trust, 9.75%, due 4/01/04.............................      15,000        14,700
Williams Scotsman, 144A, 9.875%, due 6/01/07 (d).......................      25,000        25,125
                                                                                     ------------
                                                                                          615,968
                                                                                     ------------

MANUFACTURING - 1.7%
APP Financial II Mauritius Ltd., 144A, 12.00%, due 2/15/04 (a)(d)......      10,000        10,325
Anacomp, Inc., 144A, 10.875%, due 4/01/04 (d)..........................       5,000         5,100
Clark R&M Holdings, 0.00%, due 2/15/00 (c).............................      10,000         7,625
Fairfield Manufacturing, 11.375%, due 7/01/01 (b)......................      25,000        26,812
                                                                                     ------------
                                                                                           49,862
                                                                                     ------------

METALS & MINING - 1.2%
Kaiser Aluminum & Chemical, 9.875%, due 2/15/02........................      35,000        36,137
                                                                                     ------------

OIL & OIL SERVICES - 2.5%
Falcon Drilling Co., 8.875%, due 3/15/03...............................      20,000        20,450
Gulf Canada Resources, 9.25%, due 1/15/04..............................      25,000        26,344
Mesa Operating Co., 10.625%, due 7/01/06...............................      10,000        11,425
Pride Petroleum Services, Inc., 9.375%, due 5/01/07....................      15,000        15,675
                                                                                     ------------
                                                                                           73,894
                                                                                     ------------

PUBLISHING - 0.9%
Hollinger International Publishing, 9.25%, due 3/15/07.................      25,000        25,625
                                                                                     ------------

RETAILING - 0.8%
Parisian, Inc., 9.875%, due 7/15/03....................................      22,000        22,770
                                                                                     ------------

SERVICES - 0.7%
Kindercare Learning Centers, 9.50%, due 2/15/09........................      20,000        19,600
                                                                                     ------------

STEEL - 2.7%
AK Steel Corp., 9.125%, due 12/15/06...................................      25,000        25,813
WCI Steel, Inc., 10.00%, due 12/01/04..................................      50,000        52,000
                                                                                     ------------
                                                                                           77,813
                                                                                     ------------

SUPERMARKETS - 3.2%
Grand Union Co., 12.00%, due 9/01/04...................................      10,000         7,450
Jitney-Jungle, 12.00%, due 3/01/06.....................................       5,000         5,594
Pathmark Stores, 9.625%, due 5/01/03...................................      10,000         9,700
Ralph's Grocery Co., 10.45%, due 6/15/04...............................      20,000        21,575
Shoppers Food Warehouse, 144A, 9.75%, 6/15/04 (d)......................      20,000        19,976
Smiths Food & Drug Centers, 11.25%, due 5/15/07........................      25,000        29,469
                                                                                     ------------
                                                                                           93,764
                                                                                     ------------

TELECOMMUNICATIONS & EQUIPMENT - 17.6%
Colt Telecommunications Group PLC, 12.00%, due 12/15/06 (a)............      40,000        26,200
Comcast Cellular, 144A, 9.50%, due 5/01/07 (d).........................      35,000        35,263
Diamond Cable Communications PLC, 144A, 10.75%, due 2/15/07 (a)(d).....      40,000        23,200
Echostar Satellite Broadcast, 13.125%, due 3/15/04 (a).................      15,000        10,762

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ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
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HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ----------  ------------
TELECOMMUNICATIONS & EQUIPMENT (CONT'D) - 17.6%
Echostar Satellite Broadcast, 12.875%, due 6/01/04 (a).................     $25,000       $21,125
Intelecom Group USA, Inc., 12.50%, due 5/01/06 (a).....................      50,000        33,000
Intermedia Capital Partners, 11.25%, due 8/01/06.......................      25,000        27,375
Lenfest Communications, 10.50%, due 6/15/06............................      25,000        27,312
MFS Communications, 8.875%, due 1/15/06 (a)............................      30,000        23,850
McCaw International Ltd., 144A, 13.00%, due 4/15/07 (a)(d).............      25,000        12,125
Millicom International Cellular, 13.50%, due 6/01/06 (a)...............      30,000        21,750
Mobilmedia Communications, 10.50%, due 12/01/03*.......................      10,000         1,250
Nextel Communications, 9.75%, due 8/15/04 (a)..........................      25,000        19,375
Orion Network Systems, 11.25%, due 1/15/07.............................      25,000        26,250
Paging Network, 8.875%, due 2/01/06....................................      15,000        13,763
People's Choice TV Corp., 13.125%, due 6/01/04 (a).....................      10,000         3,700
QWest Communications, 144A, 10.875%, due 4/01/07 (d)...................      25,000        27,375
Sprint Spectrum L.P. Fin., 11.00%, due 8/15/06.........................      50,000        55,500
Sygnet Wireless, Inc., 11.50%, due 10/01/06............................      25,000        25,125
Teleport Communications, 11.125%, due 7/01/07 (a)......................      50,000        36,188
Telesystem International Wireless, 13.25%, due 6/30/07 (a)(d)..........      35,000        18,725
Western Wireless Communications, 10.50%, due 2/01/07...................      25,000        26,094
                                                                                     ------------
                                                                                          515,307
                                                                                     ------------

TRANSPORTATION - 1.3%
CHC Helicopter, 11.50%, due 7/15/02....................................      28,000        29,260
Central Transportation, 9.50%, due 4/30/03.............................      10,000         9,650
                                                                                     ------------
                                                                                           38,910
                                                                                     ------------
TOTAL NON-CONVERTIBLE BONDS (COST $2,615,016)..........................                 2,708,728
                                                                                     ------------
TOTAL CORPORATE BONDS (COST $2,684,440)................................                 2,783,134
                                                                                     ------------
                                                                           SHARES
                                                                         ----------
CONVERTIBLE PREFERRED STOCKS - 1.3%
COMMUNICATIONS & MEDIA - 1.0%
Time Warner, Inc. .....................................................         252        28,035
                                                                                     ------------

MANUFACTURING - 0.3%
K-III Communications...................................................         100        10,200
                                                                                     ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $37,344)......................                    38,235
                                                                                     ------------

TOTAL INVESTMENTS (COST $2,721,784) - 96.4%............................                 2,821,369
OTHER ASSETS IN EXCESS OF LIABILITIES -  3.6%..........................                   104,547
                                                                                     ------------
NET ASSETS - 100.0%....................................................                $2,925,916
                                                                                     ------------
                                                                                     ------------

*    Non-income producing security.
(a)  Variable or step coupon bond. Interest rate stated begins on a future date.
(b)  Collateral trust bond.
(c)  Zero coupon bond.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
     These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $465,906 or 15.9% of net assets.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF      MARKET
                                                                           SHARES        VALUE
                                                                         -----------  ------------
COMMON STOCKS - 53.5%
AEROSPACE & DEFENSE - 3.0%
Coltec Industries *....................................................       1,800        $35,100
General Motors Corp., Class H..........................................         570         32,918
McDonnell Douglas Corp. ...............................................         500         34,250
Rohr, Inc. *...........................................................       3,300         72,394
                                                                                      ------------
                                                                                           174,662
                                                                                      ------------

APPAREL & TEXTILES - 1.2%
Collins & Aikman Corp. ................................................       5,210         52,100
Fruit of The Loom, Inc. *..............................................         500         15,500
                                                                                      ------------
                                                                                            67,600
                                                                                      ------------

AUTOMOTIVE PARTS & EQUIPMENT - 0.1%
Lear Corp. *...........................................................         100          4,438
                                                                                      ------------

BANKS AND SAVINGS & LOANS - 3.4%
Banc One Corp. ........................................................       1,632         79,050
Citicorp...............................................................         300         36,169
Crestar Financial Corp. ...............................................         530         20,604
First Chicago NBD Corp. ...............................................         500         30,250
Great Western Financial................................................         100          5,375
NationsBank Corp. .....................................................         400         25,800
                                                                                      ------------
                                                                                           197,248
                                                                                      ------------

CAPITAL EQUIPMENT - 2.5%
AlliedSignal, Inc. ....................................................         850         71,400
Cooper Industries, Inc. ...............................................       1,500         74,625
                                                                                      ------------
                                                                                           146,025
                                                                                      ------------

CHEMICALS - 2.8%
Albemarle Corp. .......................................................       2,770         58,343
Du Pont (E.I.) de Nemours & Co. .......................................         960         60,360
Union Carbide Corp. ...................................................         900         42,356
                                                                                      ------------
                                                                                           161,059
                                                                                      ------------

COMPUTER SOFTWARE & SERVICES - 0.3%
Autodesk, Inc. *.......................................................         500         19,156
                                                                                      ------------

COMPUTER SYSTEMS - 3.2%
Bay Networks, Inc. *...................................................       1,300         34,531
Cabletron Systems, Inc. *..............................................         800         22,650
EMC Corp. *............................................................         640         24,960
International Business Machines Corp. .................................         800         72,150
Sun Microsystems, Inc. *...............................................         800         29,775
                                                                                      ------------
                                                                                           184,066
                                                                                      ------------

CONGLOMERATES - 0.7%
Unilever NV............................................................         200         43,600
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF      MARKET
                                                                           SHARES        VALUE
                                                                         -----------  ------------
CONTAINERS - 0.6%
Temple-Inland, Inc. ...................................................         600        $32,400
                                                                                      ------------

ELECTRICAL EQUIPMENT - 0.3%
Anixter International, Inc. *..........................................       1,030         17,703
                                                                                      ------------

ELECTRONICS - 3.2%
ADT Ltd *..............................................................         700         23,100
General Instrument Corp. *.............................................       2,200         55,000
Input/Output, Inc. *...................................................       2,100         38,063
Intel Corp. ...........................................................         200         28,363
Perkin-Elmer Corp. ....................................................         310         24,664
Symbol Technologies, Inc. .............................................         500         16,812
                                                                                      ------------
                                                                                           186,002
                                                                                      ------------

ENTERTAINMENT & LEISURE - 1.4%
Circus Circus Enterprises, Inc. *......................................       1,700         41,863
International Game Technology..........................................       2,100         37,275
                                                                                      ------------
                                                                                            79,138
                                                                                      ------------

ENVIRONMENTAL MANAGEMENT - 0.6%
Waste Management, Inc. ................................................       1,100         35,338
                                                                                      ------------

FINANCIAL SERVICES - 3.0%
Edwards, (A.G.), Inc. .................................................         220          9,405
Federal National Mortgage Association..................................         500         21,812
First Data Corp. ......................................................       1,000         43,937
Morgan Stanley Dean Witter Discover....................................         730         31,436
Providian Financial Corp. *............................................         200          6,425
Salomon, Inc. .........................................................         430         23,919
Washington Mutual, Inc. ...............................................         600         35,850
                                                                                      ------------
                                                                                           172,784
                                                                                      ------------

FOOD, BEVERAGE & TOBACCO - 3.4%
General Mills, Inc. ...................................................         700         45,588
PepsiCo, Inc. .........................................................       2,100         78,881
Philip Morris Cos. ....................................................         500         22,188
Ralston-Ralston Purina Group...........................................         600         49,312
                                                                                      ------------
                                                                                           195,969
                                                                                      ------------

HEALTH CARE PRODUCTS & SERVICES - 1.3%
Columbia/HCA Healthcare Corp. .........................................         200          7,862
United Healthcare Corp. ...............................................       1,300         67,600
                                                                                      ------------
                                                                                            75,462
                                                                                      ------------

HOUSEHOLD PRODUCTS - 1.5%
Procter & Gamble Co. ..................................................         600         84,750
                                                                                      ------------

INSURANCE - 1.7%
Aegon N.V. ADR.........................................................          86          6,025
Financial Security Assurance Holdings Ltd. ............................         900         35,044

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF      MARKET
                                                                           SHARES        VALUE
                                                                         -----------  ------------
INSURANCE (CONT'D) - 1.7%
Marsh & McClennan Cos. ................................................         800        $57,100
                                                                                      ------------
                                                                                            98,169
                                                                                      ------------

MANUFACTURING - 0.4%
Allegheny Teledyne, Inc. ..............................................         900         24,300
                                                                                      ------------

OIL & OIL SERVICES - 4.1%
Anadarko Petroleum Corp. ..............................................         340         20,400
British Petroleum Ltd. ADR.............................................         224         16,772
Enron Corp. ...........................................................         400         16,325
Exxon Corp. ...........................................................       1,200         73,800
Tosco Corp. ...........................................................       2,700         80,831
Valero Energy Corp. ...................................................         800         29,000
                                                                                      ------------
                                                                                           237,128
                                                                                      ------------

PHARMACEUTICALS - 3.7%
Alza Corp. *...........................................................         960         27,840
American Home Products Corp. ..........................................         800         61,200
Schering Plough Corp. .................................................         500         23,937
Warner-Lambert Co. ....................................................         800         99,400
                                                                                      ------------
                                                                                           212,377
                                                                                      ------------

RETAILING - 2.7%
Circuit City Stores-CarMax Group *.....................................         110          1,574
Circuit City Stores-Circuit City Group.................................         900         32,006
Federated Department Stores, Inc. *....................................         800         27,800
Toys R Us, Inc. *......................................................       2,760         96,600
                                                                                      ------------
                                                                                           157,980
                                                                                      ------------

TELECOMMUNICATIONS & EQUIPMENT - 4.4%
Bell Atlantic Corp. ...................................................         300         22,762
GTE Corp. .............................................................         700         30,712
MCI Communications.....................................................         800         30,625
Sprint Corp. ..........................................................         600         31,575
Tele-Communications, Class A *.........................................       4,490         66,789
WorldCom, Inc. *.......................................................       2,300         73,600
                                                                                      ------------
                                                                                           256,063
                                                                                      ------------

TRANSPORTATION - 1.8%
CNF Transportation, Inc. ..............................................         230          7,417
CSX Corp. .............................................................       1,000         55,500
Union Pacific Corp. ...................................................         580         40,890
                                                                                      ------------
                                                                                           103,807
                                                                                      ------------

UTILITIES - 2.2%
Dominion Resources, Inc. ..............................................         690         25,271
Duke Energy Corp. .....................................................         668         32,022
New England Electric System............................................         960         35,520
Northern States Power..................................................         700         36,225
                                                                                      ------------
                                                                                           129,038
                                                                                      ------------
TOTAL COMMON STOCKS (COST $2,700,393)..................................                  3,096,262
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          PRINCIPAL      MARKET
                                                                           AMOUNT        VALUE
                                                                         -----------  ------------

CORPORATE BONDS - 11.3%
CONVERTIBLE BOND - 0.2%
INDUSTRIAL - 0.2%
Ryerson Tull, Inc., 8.50%, due 7/15/01 (COST $9,976)...................     $10,000        $10,195
                                                                                      ------------

NON-CONVERTIBLE BONDS - 11.1%
AUTOMOTIVE - 3.2%
Aegis Auto Rec., Ser. 1996-2, 8.90%, due 1/20/02.......................      48,399         48,520
General Motors Corp., 7.40%, due 9/01/25...............................      70,000         69,039
Premier Auto Trust Mortgage, 6.15%, due 3/06/00 (a)....................      70,000         70,183
                                                                                      ------------
                                                                                           187,742
                                                                                      ------------

BANKING AND SAVINGS & LOANS - 0.5%
Export Import Bank of Korea, 6.50%, due 2/10/02 (b)....................      10,000          9,813
Thai Farmers Bank PLC, 8.25%, due 8/21/16..............................      20,000         19,175
                                                                                      ------------
                                                                                            28,988
                                                                                      ------------

COMPUTER SYSTEMS - 0.5%
Seagate Technology, Inc., 7.125%, due 3/01/04..........................      30,000         30,114
                                                                                      ------------

FINANCIAL SERVICES - 2.6%
BBV International Finance, 7.00%, due 12/01/25.........................      40,000         36,957
Green Tree Financial Corp. 1995-10 A2, 5.80%, due 2/15/27 (a)..........      69,439         69,551
Green Tree Financial Corp., 7.238%, due 2/15/29........................      25,000         24,983
Santista Export Sec. I, 8.09%, due 11/30/06............................      20,000         20,125
                                                                                      ------------
                                                                                           151,616
                                                                                      ------------

INDUSTRIAL - 1.2%
Celulosa Arauco, 6.75%, due 12/15/03...................................      70,000         68,358
                                                                                      ------------

INSURANCE - 1.2%
Metropolitan Life Insurance Co., 7.80%, due 11/01/25...................      70,000         69,825
                                                                                      ------------

RETAILING - 0.2%
Federated Department Stores, 8.50%, due 6/15/03........................      10,000         10,655
                                                                                      ------------

TELECOMMUNICATIONS & EQUIPMENT - 0.5%
TCI Communications, Inc., 7.875%, due 2/15/26..........................      10,000          9,558
WorldCom, Inc., 7.55%, due 4/01/04 (b).................................      20,000         20,222
                                                                                      ------------
                                                                                            29,780
                                                                                      ------------

UTILITIES - 1.2%
Boston Edison Co., 6.05%, due 8/15/00..................................      70,000         68,315
                                                                                      ------------
TOTAL NON-CONVERTIBLE BONDS (COST $636,472)............................                    645,393
                                                                                      ------------
TOTAL CORPORATE BONDS (COST $646,448)..................................                    655,588
                                                                                      ------------

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.4%
U.S. GOVERNMENT OBLIGATIONS - 23.4%
U.S. Treasury Note, 6.375%, due 4/30/99................................      49,000         49,276
U.S. Treasury Note, 6.875%, due 3/31/00................................     139,000        141,302

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          PRINCIPAL      MARKET
                                                                           AMOUNT        VALUE
                                                                         -----------  ------------
U.S. GOVERNMENT OBLIGATIONS (CONT'D) - 23.4%
U.S. Treasury Note, 6.375%, due 9/30/01................................     $35,000        $35,022
U.S. Treasury Note, 6.375%, due 8/15/02................................     306,000        305,905
U.S. Treasury Note, 6.25%, due 2/15/03.................................     401,000        397,993
U.S. Treasury Bond, 8.50%, due 2/15/20.................................     357,000        422,822
                                                                                      ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,345,181)....................                  1,352,320
                                                                                      ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0%
Federal Home Loan Mortgage Corp., Gold Pool #C00427, 8.00%,
 due 10/01/25..........................................................      82,373         84,355
Federal Home Loan Mortgage Corp., Pool #D77232, 7.50%,
 due 1/02/27...........................................................      74,689         75,121
Federal Home Loan Mortgage Corp., 7.50%, due 3/01/27...................      67,793         68,153
Federal National Mortgage Assoc., Pool #337434, 6.50%, due 2/01/26.....      68,096         65,327
Federal National Mortgage Assoc., Pool #339454, 6.00%, due 3/01/26.....      69,654         64,934
Federal National Mortgage Assoc., Pool #352795, 7.00%, due 7/01/26.....      43,571         42,786
Federal National Mortgage Assoc., Pool #354237, 7.00%, due 8/01/26.....      58,338         57,287
Government National Mortgage Assoc., Pool #2247, 7.00%,
 due 7/20/26...........................................................     123,838        120,935
                                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $572,832)...............                    578,898
                                                                                      ------------
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
 $1,918,013)...........................................................                  1,931,218
                                                                                      ------------

TOTAL INVESTMENTS (COST $5,264,854) - 98.2%............................                  5,683,068
OTHER ASSETS IN EXCESS OF LIABILITIES -  1.8%..........................                    105,989
                                                                                      ------------
NET ASSETS - 100.0%....................................................                 $5,789,057
                                                                                      ------------
                                                                                      ------------

* Non-income producing security.

ADR - American Depository Receipt.

(a) Mortgage bond.

(b) Collateral Trust bond.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
COMMON STOCKS - 91.2%
AEROSPACE & DEFENSE - 4.1%
Gulfstream Aerospace Corp. *...........................................       1,000        $29,500
Litton Industries *....................................................       1,700         82,131
Lockheed Martin........................................................         600         62,137
Raytheon Co. ..........................................................       1,900         96,900
                                                                                      ------------
                                                                                           270,668
                                                                                      ------------

APPLIANCES - 0.8%
Maytag Corp. ..........................................................       1,900         49,637
                                                                                      ------------

ART DEALERSHIP - 0.5%
Sotheby's Holdings, Class A............................................       2,000         33,750
                                                                                      ------------

BANKS AND SAVINGS & LOANS - 2.5%
Bank of New York Co., Inc. ............................................       1,100         47,850
Citicorp...............................................................         500         60,281
Republic New York Corp. ...............................................         500         53,750
                                                                                      ------------
                                                                                           161,881
                                                                                      ------------

BUILDING MATERIALS - 1.5%
USG Corp. *............................................................       2,600         94,900
                                                                                      ------------

CAPITAL EQUIPMENT - 2.9%
AlliedSignal, Inc. ....................................................         500         42,000
Cummins Engine Co., Inc. ..............................................         800         56,450
Harsco Corp. ..........................................................       1,200         48,600
Ingersoll-Rand Co. ....................................................         700         43,225
                                                                                      ------------
                                                                                           190,275
                                                                                      ------------

CHEMICALS - 3.6%
Ferro Corp. ...........................................................       1,300         48,181
Imperial Chemical Industries ADR.......................................       1,500         85,312
Olin Corp. ............................................................       1,000         39,062
Union Carbide Corp. ...................................................       1,300         61,181
                                                                                      ------------
                                                                                           233,736
                                                                                      ------------

COMPUTER SOFTWARE & SERVICES - 2.8%
Automatic Data Processing..............................................       1,700         79,900
Reynolds & Reynolds, Class A...........................................       1,700         26,775
Sun Microsystems, Inc. *...............................................       2,000         74,437
                                                                                      ------------
                                                                                           181,112
                                                                                      ------------

COMPUTER SYSTEMS - 5.5%
Hewlett-Packard Co. ...................................................       1,700         95,200
International Business Machines Corp. .................................       1,700        153,319
Quantum Corp. *........................................................       2,000         40,625
Seagate Technology *...................................................       2,100         73,894
                                                                                      ------------
                                                                                           363,038
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
CONGLOMERATES - 1.0%
Unilever NV............................................................         300        $65,400
                                                                                      ------------

CONSUMER DURABLES - 5.8%
Chrysler Corp. ........................................................       5,800        190,312
Ford Motor Co. ........................................................       2,900        109,475
Volvo AB ADR...........................................................       3,000         80,250
                                                                                      ------------
                                                                                           380,037
                                                                                      ------------

ELECTRONICS - 0.8%
Eaton Corp. ...........................................................         600         52,388
                                                                                      ------------

ENVIRONMENTAL MANAGEMENT - 0.8%
Browning-Ferris Industries.............................................         800         26,600
Waste Management, Inc. ................................................         800         25,700
                                                                                      ------------
                                                                                            52,300
                                                                                      ------------

FINANCIAL SERVICES - 5.1%
American Express Co. ..................................................       1,100         81,950
Block (H&R), Inc. .....................................................         900         29,025
Federal Home Loan Mortgage Corp. ......................................       1,300         44,688
Federal National Mortgage Association..................................       1,400         61,075
Household International, Inc. .........................................         400         46,975
Lehman Brothers Holding, Inc. .........................................       1,700         68,850
                                                                                      ------------
                                                                                           332,563
                                                                                      ------------

FOOD, BEVERAGE & TOBACCO - 9.0%
Anheuser-Busch Cos., Inc. .............................................       2,600        109,037
PepsiCo, Inc. .........................................................       1,900         71,369
Philip Morris Cos., Inc. ..............................................       3,400        150,875
RJR Nabisco Holdings Corp. ............................................       4,000        132,000
Ralston-Ralston Purina Group...........................................         300         24,656
Sara Lee Corp. ........................................................       1,500         62,438
Swedish Match Co. ADR..................................................       1,200         40,800
                                                                                      ------------
                                                                                           591,175
                                                                                      ------------

HEALTH CARE PRODUCTS & SERVICES - 5.0%
Baxter International, Inc. ............................................       1,400         73,150
Columbia HCA Healthcare Corp. .........................................       1,700         66,831
Foundation Health Systems, Class A *...................................       1,800         54,563
McKesson Corp. ........................................................         200         15,500
Tenet Healthcare Corp. *...............................................       1,100         32,519
United Healthcare Corp. ...............................................         700         36,400
Wellpoint Health Networks, Inc. *......................................       1,000         45,875
                                                                                      ------------
                                                                                           324,838
                                                                                      ------------

HOUSEHOLD PRODUCTS - 0.3%
Newell Co. ............................................................         500         19,812
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
INSURANCE - 4.2%
Berkley (W.R.) Corp. ..................................................         900        $52,988
Equitable of Iowa Cos. ................................................         600         33,600
General Re Corp. ......................................................         300         54,600
MBIA, Inc. ............................................................         900        101,531
Terra Nova (Bermuda) Holdings Ltd. ....................................       1,500         31,500
                                                                                      ------------
                                                                                           274,219
                                                                                      ------------

METALS - 2.3%
Alumax, Inc. *.........................................................       1,700         64,494
Aluminum Co. of America................................................         800         60,300
LTV Corp. .............................................................       1,700         24,225
                                                                                      ------------
                                                                                           149,019
                                                                                      ------------

OFFICE SUPPLIES & EQUIPMENT - 2.1%
Deluxe Corp. ..........................................................         800         27,300
Pitney-Bowes, Inc. ....................................................       1,600        111,200
                                                                                      ------------
                                                                                           138,500
                                                                                      ------------

OIL & OIL SERVICES - 12.1%
British Petroleum Ltd ADR..............................................       2,100        157,238
Dresser Industries, Inc. ..............................................         800         29,800
Exxon Corp. ...........................................................       2,400        147,600
Noble Drilling Corp. *.................................................       3,200         72,200
Parker and Parsley Petroleum Co. ......................................       1,100         38,913
Reading & Bates Corp. *................................................       1,900         50,825
Royal Dutch Petroleum Co. ADR..........................................       1,200         65,250
Total SA ADR...........................................................       1,700         86,063
Transocean Offshore, Inc. .............................................       1,000         72,625
Western Atlas, Inc. *..................................................       1,000         73,250
                                                                                      ------------
                                                                                           793,764
                                                                                      ------------

PHARMACEUTICALS - 1.8%
Bristol-Myers Squibb Co. ..............................................         900         72,900
Schering-Plough Corp. .................................................       1,000         47,875
                                                                                      ------------
                                                                                           120,775
                                                                                      ------------

PHOTOGRAPHY EQUIPMENT - 0.9%
Polaroid Corp. ........................................................       1,100         61,050
                                                                                      ------------

RESTAURANTS & LODGING - 0.3%
Lone Star Steakhouse & Saloon *........................................         800         20,800
                                                                                      ------------

RETAILING - 6.9%
Carson Pirie Scott & Co. *.............................................       1,100         34,925
Federated Department Stores, Inc. *....................................       1,600         55,600
Harcourt General, Inc. ................................................         500         23,813
May Department Stores Co. .............................................         700         33,075
Neiman-Marcus Group, Inc. *............................................       1,300         34,125
Payless ShoeSource, Inc. *.............................................       1,200         65,625
Rite Aid Corp. ........................................................       1,000         49,875

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
RETAILING (CONT'D) - 6.9%
Tandy Corp. ...........................................................         500        $28,000
Wal-Mart Stores, Inc. .................................................       3,800        128,488
                                                                                      ------------
                                                                                           453,526
                                                                                      ------------

TELECOMMUNICATIONS & EQUIPMENT - 5.1%
Alltel Corp. ..........................................................         900         30,094
Ameritech Corp. .......................................................       1,000         67,938
MCI Communications Corp. ..............................................       1,000         38,281
NYNEX Corp. ...........................................................       1,800        103,725
SBC Communications, Inc. ..............................................       1,500         92,812
                                                                                      ------------
                                                                                           332,850
                                                                                      ------------

TRANSPORTATION - 1.7%
Burlington Northern Santa Fe...........................................         500         44,938
CSX Corp. .............................................................       1,200         66,600
                                                                                      ------------
                                                                                           111,538
                                                                                      ------------

UTILITIES - 1.8%
American Electric Power................................................       1,000         42,000
DPL, Inc. .............................................................         500         12,312
DQE, Inc. .............................................................         400         11,300
Entergy Corp. .........................................................       1,200         32,850
Illinova Corp. ........................................................         800         17,600
                                                                                      ------------
                                                                                           116,062
                                                                                      ------------
TOTAL COMMON STOCKS (COST $5,810,783)..................................                  5,969,613
                                                                                      ------------

CONVERTIBLE PREFERRED STOCKS - 3.4%
FINANCIAL SERVICES - 0.6%
Merrill Lynch "IGL" Strypes............................................       1,000         37,500
                                                                                      ------------

INSURANCE - 2.4%
Aetna, Inc., Class C...................................................         400         37,500
Allstate Corp. ........................................................       2,300        119,600
                                                                                      ------------
                                                                                           157,100
                                                                                      ------------

TELECOMMUNICATIONS & EQUIPMENT - 0.4%
Airtouch Communications................................................         900         25,650
                                                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $218,946).....................                    220,250
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                           AMOUNT        VALUE
                                                                         -----------  ------------

REPURCHASE AGREEMENT - 4.8%
Repurchase agreement with State Street Bank, 5.80%, due 7/01/97, dated
 6/30/96, with a maturity value of $317,051; collateralized by $320,000
 U.S. Treasury Note, 6.125%, due 3/31/98; market value $325,600
 (COST $317,000).......................................................    $317,000       $317,000
                                                                                      ------------

TOTAL INVESTMENTS (COST $6,346,729) - 99.4%............................                  6,506,863
OTHER ASSETS IN EXCESS OF LIABILITIES -  0.6%..........................                     41,875
                                                                                      ------------
NET ASSETS - 100.0%....................................................                 $6,548,738
                                                                                      ------------
                                                                                      ------------

* Non-income producing security.

ADR - American Depository Receipt.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
COMMON STOCKS - 96.1%
APPAREL & TEXTILES - 1.2%
Jones Apparel Group, Inc. *............................................       1,000        $47,750
Wolverine World Wide...................................................       2,250         68,344
                                                                                      ------------
                                                                                           116,094
                                                                                      ------------

APPLIANCES - 1.4%
Sunbeam Corp. .........................................................       3,700        139,675
                                                                                      ------------

BANKS AND SAVINGS & LOANS - 4.3%
Citicorp...............................................................         500         60,281
First Bank System, Inc. ...............................................       1,000         85,375
Northern Trust Corp. ..................................................       1,700         82,237
Norwest Corp. .........................................................       1,400         78,750
Washington Mutual, Inc. ...............................................       2,000        119,500
                                                                                      ------------
                                                                                           426,143
                                                                                      ------------

CHEMICALS - 0.5%
Monsanto Co. ..........................................................       1,100         47,369
                                                                                      ------------

COMMERCIAL SERVICES - 3.8%
AccuStaff, Inc. *......................................................       1,800         42,637
Billing Information Concepts *.........................................       1,600         55,800
Corrections Corp. of America *.........................................       1,800         71,550
Mail-Well, Inc. *......................................................       3,200         91,200
Outdoor Systems, Inc. *................................................       2,000         76,500
Service Corp. International............................................       1,200         39,450
                                                                                      ------------
                                                                                           377,137
                                                                                      ------------

COMMUNICATIONS & MEDIA - 0.8%
Clear Channel Communication *..........................................       1,400         86,100
                                                                                      ------------

COMPUTER SOFTWARE & SERVICES - 10.2%
3Com Corp. *...........................................................         300         13,500
CBT Group PLC ADR *....................................................         700         44,187
Cisco Systems, Inc. *..................................................       2,100        140,962
Compuware Corp. *......................................................       2,200        105,050
Fiserv, Inc. *.........................................................       2,000         89,250
HBO & Co. .............................................................       1,000         68,875
McAfee Associates, Inc. *..............................................       2,300        145,187
Microsoft Corp. *......................................................       1,000        126,375
National Data Corp. ...................................................         900         38,981
PeopleSoft, Inc. *.....................................................       2,100        110,775
Sykes Enterprises, Inc. *..............................................       3,000         78,000
Veritas Software Corp. *...............................................       1,000         50,250
                                                                                      ------------
                                                                                         1,011,392
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
COMPUTER SYSTEMS - 1.8%
Dell Computer Corp. *..................................................         900       $105,694
Oracle Corp. *.........................................................       1,400         70,525
                                                                                      ------------
                                                                                           176,219
                                                                                      ------------

COSMETICS & TOILETRIES - 0.7%
Gillette & Co. ........................................................         700         66,325
                                                                                      ------------

DIVERSIFIED OPERATIONS - 3.4%
Corning, Inc. .........................................................       2,500        139,063
General Electric Co. ..................................................       1,700        111,137
Textron, Inc. .........................................................       1,300         86,288
                                                                                      ------------
                                                                                           336,488
                                                                                      ------------

ELECTRONICS & ELECTRONIC EQUIPMENT - 7.0%
ASM Lithography Holdings NV *..........................................       1,300         76,050
Altera Corp. *.........................................................       1,500         75,750
Applied Materials, Inc.*...............................................         800         56,650
Intel Corp. ...........................................................         800        113,450
KLA-Tencor Corp. *.....................................................       1,000         48,750
Kent Electronics Corp. *...............................................       1,900         69,706
Motorola, Inc. ........................................................         700         53,200
Perkin-Elmer Corp. ....................................................       1,000         79,563
Teradyne, Inc. *.......................................................       1,600         62,800
Uniphase Corp. *.......................................................       1,000         58,250
                                                                                      ------------
                                                                                           694,169
                                                                                      ------------

ENTERTAINMENT & LEISURE - 0.4%
Carnival Corp., Class A................................................       1,000         41,250
                                                                                      ------------

FINANCIAL SERVICES - 4.9%
American Express Co. ..................................................       1,400        104,300
FIRSTPLUS Financial Group *............................................       3,000        102,000
Franklin Resources, Inc. ..............................................       1,800        130,612
Patriot American Hospitality, Inc. ....................................       1,700         43,350
Starwood Lodging Trust.................................................       1,200         51,225
The Charles Schwab Corp. ..............................................       1,500         61,031
                                                                                      ------------
                                                                                           492,518
                                                                                      ------------

FOOD, BEVERAGE & TOBACCO - 3.0%
Coca-Cola Enterprises..................................................       1,800         41,400
PepsiCo, Inc.. ........................................................       2,400         90,150
Philip Morris Cos., Inc. ..............................................       2,100         93,187
The Coca-Cola Co. .....................................................       1,100         74,250
                                                                                      ------------
                                                                                           298,987
                                                                                      ------------

FOREST & PAPER PRODUCTS - 0.7%
Fort Howard Corp. *....................................................       1,400         70,875
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
HEALTH CARE PRODUCTS & SERVICES - 7.2%
AmeriSource Health Corp., Class A *....................................       1,300        $64,838
Guidant Corp. .........................................................         600         51,000
HEALTHSOUTH Corp. *....................................................       5,000        124,688
Johnson & Johnson......................................................       1,100         70,812
McKesson Corp. ........................................................       2,000        155,000
Medical Resources, Inc. *..............................................       3,300         54,450
Medtronic, Inc. .......................................................       1,800        145,800
Oxford Health Plans, Inc. *............................................         700         50,225
                                                                                      ------------
                                                                                           716,813
                                                                                      ------------

HOUSEHOLD PRODUCTS - 0.6%
Procter & Gamble Co. ..................................................         400         56,500
                                                                                      ------------

INSURANCE - 5.1%
Conseco, Inc. .........................................................       2,600         96,200
Hartford Life, Inc. Class A *..........................................       2,800        105,000
MGIC Investment Corp. .................................................       1,800         86,288
Nationwide Financial Services, Class A.................................       1,000         26,563
The Travelers Group., Inc. ............................................       1,600        100,900
Western National Corp. ................................................       3,500         93,844
                                                                                      ------------
                                                                                           508,795
                                                                                      ------------

METALS - 0.9%
Illinois Tool Works, Inc. .............................................       1,800         89,888
                                                                                      ------------

OFFICE EQUIPMENT - 4.4%
Danka Business Systems PLC ADR.........................................       5,000        204,375
Knoll, Inc. *..........................................................       2,900         68,875
Xerox Corp. ...........................................................       2,100        165,637
                                                                                      ------------
                                                                                           438,887
                                                                                      ------------

OIL & OIL SERVICES - 8.0%
B.J. Services Co. *....................................................         100          5,363
Cooper Cameron Corp. *.................................................       2,800        130,900
EVI, Inc. *............................................................       2,500        105,000
Falcon Drilling Co. *..................................................       1,400         80,675
Gulf Canada Reources Ltd. ADR *........................................      10,000         83,125
Newpark Resources *....................................................       3,000        101,250
Santa Fe International Corp. ..........................................       1,500         51,000
Schlumberger Ltd. .....................................................         700         87,500
Smith International, Inc. *............................................       1,000         60,750
Sun Co., Inc. .........................................................       3,100         96,100
                                                                                      ------------
                                                                                           801,663
                                                                                      ------------

PHARMACEUTICALS - 9.8%
Abbott Laboratories....................................................       1,300         86,775
American Home Products Corp. ..........................................       1,200         91,800
Elan Corp. PLC ADR *...................................................       1,300         58,825
Eli Lilly & Co. .......................................................       1,800        196,763
Parexel International Corp. *..........................................       2,000         63,500

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
PHARMACEUTICALS (CONT'D) - 9.8%
Pfizer, Inc. ..........................................................       1,800       $215,100
Warner Lambert Co. ....................................................       2,100        260,925
                                                                                      ------------
                                                                                           973,688
                                                                                      ------------

RESTAURANTS & LODGING - 1.0%
Wyndham Hotel Corp. *..................................................       3,000         97,875
                                                                                      ------------

RETAILING - 8.9%
Consolidated Stores Corp. *............................................       1,875         65,156
Dayton-Hudson Corp. ...................................................       1,600         85,100
Dollar General Corp. ..................................................       1,600         60,000
Dollar Tree Stores, Inc. *.............................................       1,400         70,525
Fastenal Co. ..........................................................         600         29,400
Home Depot, Inc. ......................................................       1,800        124,088
Kohl's Corp. *.........................................................       2,400        127,050
ShopKo Stores, Inc. ...................................................       2,000         51,000
Staples, Inc. *........................................................       3,000         69,750
Starbucks Corp. *......................................................       1,100         42,831
Wal-Mart Stores, Inc. .................................................       2,500         84,531
Walgreen Co. ..........................................................       1,500         80,437
                                                                                      ------------
                                                                                           889,868
                                                                                      ------------

TELECOMMUNICATIONS & EQUIPMENT - 5.5%
Boston Technology, Inc. *..............................................       3,200         94,600
Cincinnati Bell, Inc. .................................................       1,600         50,400
Lucent Technologies, Inc. .............................................       1,000         72,063
Nokia Corp. ADR........................................................       1,300         95,875
Tellabs, Inc. *........................................................       3,300        184,387
WorldCom, Inc. *.......................................................       1,700         54,400
                                                                                      ------------
                                                                                           551,725
                                                                                      ------------

TRANSPORTATION - 0.6%
Midwest Express Holdings, Inc. *.......................................       2,250         61,594
                                                                                      ------------
TOTAL COMMON STOCKS (COST $8,014,120)..................................                  9,568,037
                                                                                      ------------

TOTAL INVESTMENTS (COST $8,014,120) - 96.1%............................                  9,568,037
OTHER ASSETS IN EXCESS OF LIABILITIES -  3.9%..........................                    384,396
                                                                                      ------------
NET ASSETS - 100.0%....................................................                 $9,952,433
                                                                                      ------------
                                                                                      ------------

* Non-income producing security.

ADR - American Depository Receipt.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
COMMON STOCKS - 97.5%
BANKING AND SAVINGS & LOANS - 2.5%
Banc One Corp. ........................................................       1,865        $90,336
Compass Bancshares, Inc. ..............................................       1,200         40,350
First Hawaiian, Inc. ..................................................       1,100         37,538
ONBANCorp, Inc. .......................................................         900         45,900
                                                                                      ------------
                                                                                           214,124
                                                                                      ------------

CAPITAL EQUIPMENT - 0.9%
AGCO Corp. ............................................................       1,100         39,531
Greenfield Industries..................................................       1,500         40,500
                                                                                      ------------
                                                                                            80,031
                                                                                      ------------

CHEMICALS - 0.5%
Cambrex Corp. .........................................................       1,100         43,587
                                                                                      ------------

COMMERCIAL SERVICES - 0.5%
Accustaff, Inc. *......................................................       1,800         42,637
                                                                                      ------------

COMMUNICATIONS & MEDIA - 2.6%
Cox Communications, Inc., Class A *....................................         400          9,600
Cox Radio, Inc., Class A *.............................................       1,800         46,125
Heritage Media Corp., Class A *........................................       8,600        162,325
                                                                                      ------------
                                                                                           218,050
                                                                                      ------------

COMPUTER SOFTWARE & SERVICES - 19.2%
Activision, Inc. *.....................................................       1,300         18,687
Adobe Systems, Inc. ...................................................       2,500         87,656
Affiliated Computer Services, Class A *................................         900         25,200
BDM International, Inc. *..............................................       1,900         43,700
BISYS Group, Inc. *....................................................       1,200         50,100
BMC Software, Inc. *...................................................       1,000         55,375
Cadence Design System, Inc. *..........................................       6,330        212,055
Claremont Technology Group, Inc. *.....................................       3,500         83,125
Computer Associates International, Inc. ...............................         900         50,119
Computer Sciences Corp. *..............................................       1,200         86,550
DST Systems, Inc. *....................................................       1,900         63,294
Edify Corp. *..........................................................       9,200        135,700
Electronic Arts *......................................................       3,900        131,137
Fiserv, Inc. *.........................................................       2,900        129,413
HBO & Co. .............................................................         600         41,325
HPR, Inc. *............................................................       2,300         42,550
Pure Atria Corp. *.....................................................       1,800         25,425
SPS Transaction Services CRP, Inc. *...................................       2,900         53,650
Synopsys, Inc. *.......................................................       6,700        246,225
Technology Solutions Co. *.............................................       1,100         43,450
                                                                                      ------------
                                                                                         1,624,736
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
COMPUTER SYSTEMS - 7.5%
Cerner Corp. *.........................................................         800        $16,800
HCIA, Inc. *...........................................................       6,500        217,750
IDX Systems Corp. *....................................................         900         31,050
Oracle Corp. *.........................................................       3,400        171,275
Quantum Corp. *........................................................       3,700         75,156
Seagate Technology *...................................................         500         17,594
Spectrum Holobyte, Inc. *..............................................       2,000          9,750
Transition Systems, Inc. *.............................................       5,200         94,575
                                                                                      ------------
                                                                                           633,950
                                                                                      ------------

ELECTRICAL EQUIPMENT - 3.9%
Cable Design Technologies *............................................      11,200        329,700
                                                                                      ------------

ELECTRONICS & ELECTRONIC EQUIPMENT - 8.6%
ADT Ltd. *.............................................................       6,000        198,000
Actel Corp. *..........................................................       1,900         32,419
Analog Devices, Inc. *.................................................       3,200         85,000
Atmel Corp. *..........................................................         700         19,600
Gemstar International Group Ltd. *.....................................       9,307        171,016
KLA-Tencor Corp. *.....................................................       1,200         58,500
Kulicke & Soffa Industries, Inc. *.....................................       4,300        139,616
LSI Logic Corp. *......................................................         600         19,200
                                                                                      ------------
                                                                                           723,351
                                                                                      ------------

ENTERTAINMENT & LEISURE - 0.5%
Harrah's Entertainment, Inc. *.........................................       2,100         37,800
                                                                                      ------------

ENVIRONMENTAL MANAGEMENT - 0.0%
Waste Industries, Inc. ................................................         100          1,762
                                                                                      ------------

FINANCIAL SERVICES - 4.9%
Advanta Corp., Class B.................................................       1,300         46,394
Finova Group...........................................................       1,000         76,500
First USA Paymentech, Inc. *...........................................         100          2,894
FIRSTPLUS Financial Group *............................................         200          6,800
Franklin Resources, Inc. ..............................................       3,900        282,994
                                                                                      ------------
                                                                                           415,582
                                                                                      ------------

FOOD & BEVERAGE - 0.9%
McCormack & Co., Inc. .................................................       3,100         78,275
                                                                                      ------------

HEALTH CARE PRODUCTS & SERVICES - 12.8%
Acuson Corp. *.........................................................       1,500         34,500
AmeriSource Health Corp., Class A *....................................       2,300        114,713
CRA Managed Care *.....................................................         600         31,313
Health Management Associates, Inc., Class A *..........................       2,750         78,375
Healthsource, Inc. *...................................................       1,500         32,531
HEALTHSOUTH Corp. *....................................................         900         22,444
Mariner Health Group, Inc. *...........................................      14,200        219,213
Mentor Corp. ..........................................................       1,400         41,475

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
HEALTH CARE PRODUCTS & SERVICES (CONT'D) - 12.8%
Nellcor Puritan Bennett, Inc. *........................................       2,600        $47,125
Renal Treatment Centers, Inc. *........................................       1,600         43,000
Safeguard Health Enterprises *.........................................       1,000         10,625
St. Jude Medical, Inc. *...............................................       6,400        249,600
Trigon Healthcare, Inc. *..............................................       4,100         99,425
United Healthcare Corp. ...............................................       1,100         57,200
                                                                                      ------------
                                                                                         1,081,539
                                                                                      ------------

INSURANCE - 1.9%
CompDent Corp. *.......................................................       3,900         82,144
Conseco, Inc. .........................................................       2,000         74,000
Hartford Life, Inc., Class A *.........................................         100          3,750
Nationwide Financial Services, Class A.................................         100          2,656
                                                                                      ------------
                                                                                           162,550
                                                                                      ------------

MANUFACTURING - 1.0%
Keystone International, Inc. ..........................................       2,500         86,719
                                                                                      ------------

OFFICE EQUIPMENT - 1.1%
Danka Business Systems PLC ADR.........................................       2,200         89,925
                                                                                      ------------

OIL & OIL SERVICES - 2.5%
Apache Corp. ..........................................................       1,200         39,000
Cooper Cameron Corp. *.................................................       1,000         46,750
Diamond Offshore Drilling *............................................         400         31,250
Global Industries Ltd. *...............................................       1,400         32,703
National-Oilwell, Inc. *...............................................         300         17,250
Santa Fe International Corp. ..........................................         100          3,400
Transocean Offshore, Inc. .............................................         600         43,575
                                                                                      ------------
                                                                                           213,928
                                                                                      ------------

RESTAURANTS & LODGING - 3.5%
Applebee's International, Inc. ........................................       1,000         26,750
Choice Hotels Corp., Inc. *............................................         800         13,550
HFS, Inc. *............................................................       1,650         95,700
Prime Hospitality *....................................................       1,900         37,525
Promus Hotel Corp. *...................................................       3,000        116,250
Silverleaf Resorts, Inc. *.............................................         100          1,537
                                                                                      ------------
                                                                                           291,312
                                                                                      ------------

RETAILING - 9.7%
AnnTaylor Stores *.....................................................       2,800         54,600
Gymboree Corp. *.......................................................       8,000        192,000
Home Depot, Inc. ......................................................       1,000         68,937
Office Depot *.........................................................       1,300         25,269
Polo Ralph Lauren Corp. *..............................................         100          2,737
Rite Aid Corp. ........................................................       3,900        194,512
Smith's Food & Drug Centers, Class B *.................................       2,000        107,250

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
RETAILING (CONT'D) - 9.7%
Viking Office Products, Inc. *.........................................       8,900       $169,100
                                                                                      ------------
                                                                                           814,405
                                                                                      ------------

TELECOMMUNICATIONS & EQUIPMENT - 9.0%
Aerial Communications, Inc. *..........................................       6,400         54,400
AirTouch Communications, Inc. *........................................       2,100         57,487
Ascend Communications, Inc. *..........................................       7,100        279,563
Aspect Telecommunications *............................................       3,800         84,550
Cascade Communications Corp. *.........................................       2,300         63,538
Rogers Communications, Class B *.......................................       6,700         41,456
Telephone & Data Systems, Inc. ........................................       2,000         75,875
U.S. Cellular Corp. *..................................................       3,000         88,875
U S West Media Group, Inc. *...........................................         600         12,150
                                                                                      ------------
                                                                                           757,894
                                                                                      ------------

TRANSPORTATION - 3.4%
Kansas City Southern Industries........................................       1,400         90,300
Wisconsin Central Transportation Corp. *...............................       5,200        193,700
                                                                                      ------------
                                                                                           284,000
                                                                                      ------------

WHOLESALE DISTRIBUTION - 0.1%
Earthgrains Co. .......................................................         100          6,556
                                                                                      ------------
TOTAL COMMON STOCKS (COST $7,245,364)..................................                  8,232,413
                                                                                      ------------

CONVERTIBLE PREFERRED STOCK - 0.8%
RESTAURANTS & LODGING - 0.8%
La Quinta Inns (COST $53,740)..........................................       3,100         67,813
                                                                                      ------------

TOTAL INVESTMENTS (COST $7,299,104) - 98.3%............................                  8,300,226
OTHER ASSETS IN EXCESS OF LIABILITIES -  1.7%..........................                    143,910
                                                                                      ------------
NET ASSETS.............................................................                 $8,444,136
                                                                                      ------------
                                                                                      ------------

* Non-income producing security.

ADR - American Depository Receipt

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
COMMON STOCKS - 94.8%
ARGENTINA - 0.7%
Banco de Galicia y Buenos Aires SA ADR.................................         800        $21,100
Telefonica de Argentina SA ADR.........................................         800         27,700
                                                                                      ------------
                                                                                            48,800
                                                                                      ------------

AUSTRALIA - 4.1%
BRL Hardy Ltd. ........................................................      30,030         85,173
National Australian Bank Ltd. .........................................       7,000         99,479
Woolworths Ltd. .......................................................      36,000        117,316
                                                                                      ------------
                                                                                           301,968
                                                                                      ------------

BRAZIL - 2.8%
Centrais Electricas Brasileiras ADR....................................       1,900         53,124
Petroleo Brasilerio SA ADR.............................................       1,900         52,064
Telecomunicacoes Brasileiras SA ADR....................................         500         75,875
Uniao de Bancos Brasileiros SA GDR *...................................         800         29,700
                                                                                      ------------
                                                                                           210,763
                                                                                      ------------

CANADA - 2.2%
BCE, Inc. .............................................................         700         19,485
Berkley Petroleum Corp. *..............................................       1,500         14,135
Bombardier, Inc., Class B..............................................         700         15,882
Canadan Occidental Petroleum...........................................       1,200         26,965
Cinram Ltd. ...........................................................         600         15,222
Gulfstream Resources CDA Ltd. .........................................       2,800         22,529
Royal Bank of Canada...................................................         800         36,272
Westmin Resources Ltd. *...............................................       2,100         10,047
                                                                                      ------------
                                                                                           160,537
                                                                                      ------------

CHILE - 0.6%
Banco BHIF ADR.........................................................       1,400         29,575
Quinenco SA ADR *......................................................         900         16,650
                                                                                      ------------
                                                                                            46,225
                                                                                      ------------

FRANCE - 10.8%
Alcatel Alsthom Nouvelles..............................................       1,300        162,972
Christian Dior SA......................................................       1,030        170,177
Pinault-Printemps......................................................         310        149,114
Societe Generale.......................................................       1,382        150,845
Sodexho Alliance SA....................................................         340        174,258
                                                                                      ------------
                                                                                           807,366
                                                                                      ------------

GERMANY - 7.7%
Daimler-Benz AG........................................................       1,800        146,580
Dresdner Bank AG.......................................................       4,150        145,515
Gehe AG................................................................       2,050        141,174
Metro AG...............................................................       1,300        141,748
                                                                                      ------------
                                                                                           575,017
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
HONG KONG - 3.1%
Cheung Kong Holdings...................................................      11,000       $108,619
HSBC Holdings PLC......................................................       4,000        120,300
                                                                                      ------------
                                                                                           228,919
                                                                                      ------------

ITALY - 4.2%
ENI SPA................................................................      31,850        180,168
Gucci Group NV.........................................................       2,020        131,964
                                                                                      ------------
                                                                                           312,132
                                                                                      ------------

JAPAN - 21.9%
Canon, Inc. ...........................................................       3,000         81,797
Fuji Machine Mfg Co. ..................................................       2,000         72,533
Fujitsu Ltd. ..........................................................       6,000         83,370
Hitachi Ltd. ..........................................................       6,000         67,115
Industrial Bank of Japan...............................................       5,000         77,777
Ito-Yokado Co. Ltd. ...................................................       1,000         58,114
Marui Co. Ltd. ........................................................       3,000         55,842
Mitsubishi Estate Co. Ltd. ............................................       6,000         87,040
NEC Corp. .............................................................       5,000         69,912
NTT Data Corp. ........................................................           3        116,141
Nichiei Co. Ltd. ......................................................         900        104,605
Nippon Telegraph & Telephone Corp. ....................................           6         57,677
Rohm Co. Ltd. .........................................................       1,000        103,120
Shin-Etsu Chemical Co. ................................................       3,000         79,699
Sony Corp. ............................................................         900         78,572
Sumitomo Bank Ltd. ....................................................       4,000         65,717
Sumitomo Electric Industries...........................................       6,000        100,673
The Bank of Tokyo-Mitsubishi Ltd. .....................................       4,000         80,399
Tokyu Land Corp. *.....................................................      20,000         83,020
Toyota Motor Corp. ....................................................       2,000         59,075
Ushio, Inc. ...........................................................       4,000         49,637
                                                                                      ------------
                                                                                         1,631,835
                                                                                      ------------

MALAYSIA - 1.3%
Malayan Banking Berhad.................................................       9,000         94,493
                                                                                      ------------

MEXICO - 0.8%
Desc SA ADR............................................................       1,000         29,125
Telefonos de Mexico, Class L ADR.......................................         627         29,939
                                                                                      ------------
                                                                                            59,064
                                                                                      ------------

NETHERLANDS - 9.0%
Koninklijke Ahold NV...................................................       1,999        168,954
Internationale Nederlanden Groep NV....................................       5,004        231,132
Royal Dutch Petroleum..................................................       1,200         62,532
VNU-Verenigde Nederlandse Uitgeversbedrijven...........................       6,180        136,890
Wolters Kluwer - CVA...................................................         600         73,189
                                                                                      ------------
                                                                                           672,697
                                                                                      ------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
   -------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                           SHARES        VALUE
                                                                         -----------  ------------
SINGAPORE - 1.3%
United Overseas Bank Ltd. .............................................       9,000        $92,527
                                                                                      ------------

SPAIN - 1.9%
Telefonica de Espana...................................................       4,900        141,932
                                                                                      ------------

SWEDEN - 3.0%
Telefonaktiebolaget LM Ericsson, Class B...............................       5,660        222,890
                                                                                      ------------

SWITZERLAND - 3.7%
Novartis AG............................................................         173        276,971
                                                                                      ------------

UNITED KINGDOM - 15.5%
BBA Group PLC..........................................................      27,000        159,523
Barclays PLC...........................................................      11,000        218,223
British Aerospace PLC..................................................       5,000        111,217
Granada Group PLC......................................................      14,500        190,646
Halifax PLC *..........................................................       6,374         82,002
NEXT PLC...............................................................       8,000         90,338
Norwich Union PLC *....................................................      22,000        116,984
Rentokil Initial PLC...................................................      28,000         98,141
Stagecoach Holdings PLC................................................       8,000         84,413
                                                                                      ------------
                                                                                         1,151,487
                                                                                      ------------

VENEZUELA - 0.2%
CIA Anomia Telefonos de Venezuela......................................         400         17,250
                                                                                      ------------
TOTAL COMMON STOCKS (COST $5,871,358)..................................                  7,052,873
                                                                                      ------------

OTHER - 0.1%
Latin American Discovery Fund (COST $6,970)............................         500          9,875
                                                                                      ------------

TOTAL INVESTMENTS (COST $5,878,328) - 94.9%............................                  7,062,748
OTHER ASSETS IN EXCESS OF LIABILITIES -  5.1%..........................                    379,984
                                                                                      ------------
NET ASSETS - 100.0%....................................................                 $7,442,732
                                                                                      ------------
                                                                                      ------------

* Non-income producing security.

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                     INVESTMENT   HIGH YIELD                 GROWTH &                  EMERGING    INTERNATIONAL
                                     GRADE BOND      BOND       BALANCED      INCOME       GROWTH       GROWTH       EQUITY
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
ASSETS:
Investments in securities, at market
 value (Note 2).....................  $3,315,837   $2,821,369   $5,683,068   $6,189,863   $9,568,037   $8,300,226  $7,062,748
Repurchase agreements, at market
 value (Note 2).....................           -            -            -      317,000            -            -           -
Cash................................      30,057      107,445       48,855          204      417,041      215,938           -
Cash denominated in foreign
 currencies.........................           -            -            -            -            -            -     415,301
Receivables:
  Dividends and interest............      43,619       65,571       48,845       14,071        8,201        2,730      12,669
  Due from Adviser..................      36,939       36,472       42,852       43,281       45,178       31,503      37,819
  Fund shares sold..................         350          661       14,789       15,058       14,589       20,856           -
  Investment securities sold........           -       12,000      100,658      415,233      355,972        1,063      39,895
  Foreign taxes recoverable.........           -            -            -            -            -            -       5,723
Prepaid insurance expense...........         718          412        1,424        1,767        2,807        2,320       2,065
                                     -----------------------------------------------------------------------------------------
    TOTAL ASSETS....................   3,427,520    3,043,930    5,940,491    6,996,477   10,411,825    8,574,636   7,576,220
                                     -----------------------------------------------------------------------------------------

LIABILITIES:
PAYABLES:
  Due to custodian..................           -            -            -            -            -            -       2,219
  Dividends.........................      43,500       48,000            -       17,500        5,000            -      10,000
  Investment securities purchased...           -       32,674      108,730      381,624      399,954       79,828      70,318
  Fund shares redeemed..............           -            -            -            -        2,238        2,669         304
  Other payables and accrued
   expenses.........................      39,010       37,340       42,704       48,615       52,200       48,003      50,647
                                     -----------------------------------------------------------------------------------------
    TOTAL LIABILITIES...............      82,510      118,014      151,434      447,739      459,392      130,500     133,488
                                     -----------------------------------------------------------------------------------------

NET ASSETS..........................  $3,345,010   $2,925,916   $5,789,057   $6,548,738   $9,952,433   $8,444,136  $7,442,732
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

SOURCE OF NET ASSETS:
Capital stock, at par...............        $346         $282         $496         $589         $756         $737        $620
Additional paid-in capital..........   3,445,624    2,838,064    5,019,284    5,898,269    8,054,192    7,405,970   6,308,731
Net unrealized appreciation on:
  Investment securities.............      41,831       99,585      418,214      160,134    1,553,917    1,001,122   1,184,420
  Foreign currency related
   transactions.....................           -            -            -            -            -            -       3,947
Undistributed net investment income
 (loss).............................       4,584        5,728        5,250        4,436          216      (20,393)      1,145
Accumulated net realized gain
 (loss).............................    (147,375)     (17,743)     345,813      485,310      343,352       56,700     (56,131)
                                     -----------------------------------------------------------------------------------------

NET ASSETS..........................  $3,345,010   $2,925,916   $5,789,057   $6,548,738   $9,952,433   $8,444,136  $7,442,732
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------
Shares outstanding..................     345,981      282,057      495,563      589,080      755,835      736,552     620,260
Net asset value per share...........       $9.67       $10.37       $11.68       $11.12       $13.17       $11.46      $12.00
Cost of investments.................   3,274,006    2,721,784    5,264,854    6,029,729    8,014,120    7,299,104   5,878,328
Cost of repurchase agreements.......           -            -            -      317,000            -            -           -
Cost of foreign currencies..........           -            -            -            -            -            -     376,737

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                     INVESTMENT   HIGH YIELD                 GROWTH &                  EMERGING    INTERNATIONAL
                                     GRADE BOND      BOND       BALANCED      INCOME       GROWTH       GROWTH       EQUITY
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME: (NOTE 2)
  Interest..........................   $111,441     $130,445      $73,879      $17,218       $30,003     $16,871       $5,279
  Dividends.........................          -            -       22,642       44,850        31,183       6,122       70,136
                                     -----------------------------------------------------------------------------------------
                                        111,441      130,445       96,521       62,068        61,186      22,993       75,415
Foreign taxes withheld..............          -            -         (135)         (37)           -          (68)      (9,621)
                                     -----------------------------------------------------------------------------------------
  Total investment income...........    111,441      130,445       96,386       62,031        61,186      22,925       65,794
                                     -----------------------------------------------------------------------------------------

EXPENSES: (NOTE 3)
  Investment advisory fees..........      9,400        9,566       20,379       20,291        32,305      29,184       33,398
  Administration fees...............     15,887       15,887       15,887       15,887        15,887      15,887       15,887
  Accounting fees and expenses......     12,637       12,637       12,637       12,637        12,637      12,637       22,411
  Audit fees........................      3,979        2,812        5,437        6,795         8,099       7,317        7,225
  Reports to shareholders...........      2,728        2,728        2,728        2,728         2,728       2,728        2,728
  Trustees' fees....................      2,720        2,720        2,720        2,720         2,720       2,720        2,720
  Custodian fees and expenses.......      2,409        2,605       10,671        6,138        10,317       9,292        8,098
  Legal fees........................      1,468        1,070        1,967        2,431         2,877       2,614        2,579
  Cash management fees..............      1,280          705        2,157        2,767         4,019       3,426        3,277
  Insurance expense.................      1,240        1,240        1,240        1,240         1,240       1,240        1,240
  Registration fees.................        464          339          676          789         1,139         975          958
  Other expenses....................        744          744          744          744           744         744          744
                                     -----------------------------------------------------------------------------------------
Total expenses                           54,956       53,053       77,243       75,167        94,712      88,764      101,265
  Fees waivers and expense
   reimbursements...................    (41,639)     (40,935)     (51,768)     (49,078)      (51,639)    (46,095)     (54,518)
                                     -----------------------------------------------------------------------------------------
Net expenses........................     13,317       12,118       25,475       26,089        43,073      42,669       46,747
                                     -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)........     98,124      118,327       70,911       35,942        18,113     (19,744)      19,047

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
Net realized gain (loss) on:
  Investment securities.............     (2,494)      16,922      361,466      839,850       162,580      12,304      198,997
  Foreign currency related
   transactions.....................          -            -            -            -            -            -     (182,246)
                                     -----------------------------------------------------------------------------------------
    Net realized gain (loss) on
     investments....................     (2,494)      16,922      361,466      839,850       162,580      12,304       16,751
                                     -----------------------------------------------------------------------------------------
Net change in unrealized
 appreciation on:
  Investment securities.............      3,523       33,149      173,816     (131,017)      865,228     946,046      664,500
  Foreign currency related
   transactions.....................          -            -            -            -            -            -          453
                                     -----------------------------------------------------------------------------------------
    Net change in unrealized
     appreciation on investments....      3,523       33,149      173,816     (131,017)      865,228     946,046      664,953
                                     -----------------------------------------------------------------------------------------

NET GAIN ON INVESTMENTS.............      1,029       50,071      535,282      708,833     1,027,808     958,350      681,704
                                     -----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................    $99,153     $168,398     $606,193     $744,775    $1,045,921    $938,606     $700,751
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      INVESTMENT GRADE BOND        HIGH YIELD BOND               BALANCED
                                     ------------------------  ------------------------  ------------------------
                                                    FOR THE                   FOR THE                   FOR THE
                                                    PERIOD                    PERIOD                    PERIOD
                                     FOR THE SIX  FEBRUARY 8,  FOR THE SIX  FEBRUARY 8,  FOR THE SIX  FEBRUARY 8,
                                       MONTHS        1996*       MONTHS        1996*       MONTHS        1996*
                                     ENDED JUNE     THROUGH    ENDED JUNE     THROUGH    ENDED JUNE     THROUGH
                                      30, 1997     DECEMBER     30, 1997     DECEMBER     30, 1997     DECEMBER
                                     (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996
                                     -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
Net investment income...............     $98,124     $174,825     $118,327     $154,290      $70,911     $121,095
Net realized gain (loss) on
 investments........................      (2,494)    (144,881)      16,922      (34,665)     361,466      (15,653)
Net change in unrealized
 appreciation on investments........       3,523       38,308       33,149       66,436      173,816      244,398
                                     -----------  -----------  -----------  -----------  -----------  -----------
  Net increase in net assets
   resulting from operations........      99,153       68,252      168,398      186,061      606,193      349,840
                                     -----------  -----------  -----------  -----------  -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............     (94,445)    (173,920)    (113,125)    (153,764)     (67,001)    (119,755)
Net realized gain from investment
 transactions.......................           -            -            -            -            -            -
                                     -----------  -----------  -----------  -----------  -----------  -----------
  Total Distributions to
   shareholders.....................     (94,445)    (173,920)    (113,125)    (153,764)     (67,001)    (119,755)
                                     -----------  -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS:
Proceeds from shares sold...........     161,911    3,108,990      553,925    2,170,394      616,616    4,388,096
Net asset value of shares issued
 upon reinvestment of
 distributions......................       8,945      173,920       26,126      153,764       11,002      119,755
Payments for shares redeemed........      (5,915)      (1,881)     (48,771)     (17,092)     (11,707)    (103,982)
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets from
 share transactions.................     164,941    3,281,029      531,280    2,307,066      615,911    4,403,869
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets..........     169,649    3,175,361      586,553    2,339,363    1,155,103    4,633,954
NET ASSETS
  Beginning of period...............   3,175,361            -    2,339,363            -    4,633,954            -
                                     -----------  -----------  -----------  -----------  -----------  -----------
  End of period (including
   undistributed net investment
   income)..........................  $3,345,010   $3,175,361   $2,925,916   $2,339,363   $5,789,057   $4,633,954
                                     -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------
Undistributed Net Investment
 Income.............................      $4,584         $905       $5,728         $526       $5,250       $1,340
                                     -----------  -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS
  Shares sold.......................      17,086      310,759       54,441      216,429       56,614      437,742
  Shares issued upon reinvestment...         930       18,004        2,537       15,104          985       11,351
  Shares redeemed...................        (611)        (187)      (4,780)      (1,674)      (1,083)     (10,046)
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase........................      17,405      328,576       52,198      229,859       56,516      439,047
                                     -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------

* Commencement of operations.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         GROWTH & INCOME                GROWTH               EMERGING GROWTH
                                     ------------------------  ------------------------  ------------------------
                                                    FOR THE                   FOR THE                   FOR THE
                                     FOR THE SIX    PERIOD     FOR THE SIX    PERIOD     FOR THE SIX    PERIOD
                                       MONTHS     FEBRUARY 8,    MONTHS     FEBRUARY 8,    MONTHS     FEBRUARY 8,
                                        ENDED        1996*        ENDED        1996*        ENDED        1996*
                                      JUNE 30,      THROUGH     JUNE 30,      THROUGH     JUNE 30,      THROUGH
                                        1997       DECEMBER       1997       DECEMBER       1997       DECEMBER
                                     (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996
                                     -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
Net investment income (loss)........     $35,942      $44,403      $18,113     $115,746     ($19,744)       ($649)
Net realized gain (loss) on
 investments........................     839,850     (354,540)     162,580      383,458       12,304      202,815
Net change in unrealized
 appreciation on investments........    (131,017)     291,151      865,228      688,689      946,046       55,076
                                     -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease) in net
   assets resulting from
   operations.......................     744,775      (18,986)   1,045,921    1,187,893      938,606      257,242
                                     -----------  -----------  -----------  -----------  -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............     (31,614)     (44,295)     (18,278)    (115,365)           -            -
Net realized gain from investment
 transactions.......................           -            -            -     (202,686)        (727)    (157,692)
                                     -----------  -----------  -----------  -----------  -----------  -----------
  Total Distributions to
   shareholders.....................     (31,614)     (44,295)     (18,278)    (318,051)        (727)    (157,692)
                                     -----------  -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS:
Proceeds from shares sold...........     464,815    5,542,511    1,418,050    6,934,982    1,469,232    7,090,949
Net asset value of shares issued
 upon reinvestment of
 distributions......................       4,114       44,295        5,778      318,051            -      157,692
Payments for shares redeemed........     (15,612)    (141,265)    (313,050)    (308,863)    (697,364)    (613,802)
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets from
 share transactions.................     453,317    5,445,541    1,110,778    6,944,170      771,868    6,634,839
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets..........   1,166,478    5,382,260    2,138,421    7,814,012    1,709,747    6,734,389
NET ASSETS
  Beginning of period...............   5,382,260            -    7,814,012            -    6,734,389            -
                                     -----------  -----------  -----------  -----------  -----------  -----------
  End of period (including
   undistributed net investment
   income)..........................  $6,548,738   $5,382,260   $9,952,433   $7,814,012   $8,444,136   $6,734,389
                                     -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------
Undistributed Net Investment Income
 (Loss).............................      $4,436         $108         $216         $381     ($20,393)       ($649)
                                     -----------  -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS
  Shares sold.......................      45,535      554,436      115,559      662,842      141,373      705,476
  Shares issued upon reinvestment...         385        4,483          477       27,045            -       15,490
  Shares redeemed...................      (1,502)     (14,257)     (24,623)     (25,465)     (66,591)     (59,196)
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase........................      44,418      544,662       91,413      664,422       74,782      661,770
                                     -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------

  * Commencement of operations.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       INTERNATIONAL EQUITY
                                     ------------------------
                                                    FOR THE
                                     FOR THE SIX    PERIOD
                                       MONTHS     FEBRUARY 8,
                                        ENDED        1996*
                                      JUNE 30,      THROUGH
                                        1997       DECEMBER
                                     (UNAUDITED)   31, 1996
                                     -----------  -----------
OPERATIONS:
Net investment income...............     $19,047      $23,990
Net realized gain on investments....      16,751        5,158
Net change in unrealized
 appreciation on investments........     664,953      523,414
                                     -----------  -----------
  Net increase in net assets
   resulting from operations........     700,751      552,562
                                     -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............     (18,504)     (56,416)
Net realized gain from investment
 transactions.......................           -      (45,012)
                                     -----------  -----------
  Total Distributions to
   shareholders.....................     (18,504)    (101,428)
                                     -----------  -----------
SHARE TRANSACTIONS:
Proceeds from shares sold...........     817,739    6,287,701
Net asset value of shares issued
 upon reinvestment of
 distributions......................       3,504      101,428
Payments for shares redeemed........    (695,018)    (206,003)
                                     -----------  -----------
Net increase in net assets from
 share transactions.................     126,225    6,183,126
                                     -----------  -----------
Net increase in net assets..........     808,472    6,634,260

NET ASSETS
  Beginning of period...............   6,634,260            -
                                     -----------  -----------
  End of period (including
   undistributed net investment
   income)..........................  $7,442,732   $6,634,260
                                     -----------  -----------
                                     -----------  -----------
Undistributed Net Investment
 Income.............................      $1,145         $602
                                     -----------  -----------
SHARE TRANSACTIONS
  Shares sold.......................      75,382      619,314
  Shares issued upon reinvestment...         301        9,314
  Shares redeemed...................     (64,904)     (19,147)
                                     -----------  -----------
Net increase........................      10,779      609,481
                                     -----------  -----------
                                     -----------  -----------

* Commencement of operations.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                      INVESTMENT GRADE BOND        HIGH YIELD BOND               BALANCED
                                     ------------------------  ------------------------  ------------------------
                                                    FOR THE                   FOR THE                   FOR THE
                                     FOR THE SIX    PERIOD     FOR THE SIX    PERIOD     FOR THE SIX    PERIOD
                                       MONTHS     FEBRUARY 8,    MONTHS     FEBRUARY 8,    MONTHS     FEBRUARY 8,
                                        ENDED        1996*        ENDED        1996*        ENDED        1996*
                                      JUNE 30,      THROUGH     JUNE 30,      THROUGH     JUNE 30,      THROUGH
                                        1997       DECEMBER       1997       DECEMBER       1997       DECEMBER
                                     (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996
                                     -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD..........................       $9.66       $10.00       $10.18       $10.00       $10.55       $10.00
                                     -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............        0.30         0.56         0.45         0.72         0.15         0.28
  Net realized and unrealized gain
   (loss)...........................           -        (0.34)        0.18         0.18         1.12         0.55
                                     -----------  -----------  -----------  -----------  -----------  -----------
    Total from investment
     operations.....................        0.30         0.22         0.63         0.90         1.27         0.83
                                     -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment
   income...........................       (0.29)       (0.56)       (0.44)       (0.72)       (0.14)       (0.28)
  Distributions from net realized
   gains............................           -            -            -            -            -            -
                                     -----------  -----------  -----------  -----------  -----------  -----------
    Total distributions.............       (0.29)       (0.56)       (0.44)       (0.72)       (0.14)       (0.28)
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net asset
 value..............................        0.01        (0.34)        0.19         0.18         1.13         0.55
Net asset value per share, end of
 period.............................       $9.67        $9.66       $10.37       $10.18       $11.68       $10.55
                                     -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (a) **.................       3.11%        2.20%        6.24%        8.96%       12.12%        8.30%
Net assets, end of period (000
 omitted)...........................      $3,345       $3,175       $2,926       $2,339       $5,789       $4,634
Ratio to average net assets of: ***
  Expenses, net of fee waivers and
   expense reimbursements...........       0.85%        0.85%        0.95%        0.73%        1.00%        1.00%
  Expenses, prior to fee waivers and
   expense reimbursements...........       3.51%        2.95%        4.15%        4.09%        3.03%        2.66%
  Net investment income, net of fee
   waivers and expense
   reimbursements...................       6.26%        6.54%        9.26%        8.32%        2.78%        3.26%
Portfolio turnover rate **..........         50%         421%          59%         165%          79%         241%
Average commission rate paid per
 share traded.......................           -            -            -            -      $0.0443      $0.0549

  * Commencement of operations.

 ** Not annualized.

*** Annualized.

 (a) Total returns assume reinvestment of all dividends during the year and do not reflect any separate account charges under variable annuity contracts. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                         GROWTH & INCOME                GROWTH               EMERGING GROWTH
                                     ------------------------  ------------------------  ------------------------
                                                    FOR THE                   FOR THE                   FOR THE
                                     FOR THE SIX    PERIOD     FOR THE SIX    PERIOD     FOR THE SIX    PERIOD
                                       MONTHS     FEBRUARY 8,    MONTHS     FEBRUARY 8,    MONTHS     FEBRUARY 8,
                                        ENDED        1996*        ENDED        1996*        ENDED        1996*
                                      JUNE 30,      THROUGH     JUNE 30,      THROUGH     JUNE 30,      THROUGH
                                        1997       DECEMBER       1997       DECEMBER       1997       DECEMBER
                                     (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996    (UNAUDITED)   31, 1996
                                     -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD..........................       $9.88       $10.00       $11.76       $10.00       $10.18       $10.00
                                     -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)......        0.06         0.08         0.02         0.18        (0.03)           -
  Net realized and unrealized gain
   (loss)...........................        1.24        (0.12)        1.41         2.08         1.31         0.42
                                     -----------  -----------  -----------  -----------  -----------  -----------
    Total from investment
     operations.....................        1.30        (0.04)        1.43         2.26         1.28         0.42
                                     -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment
   income...........................       (0.06)       (0.08)       (0.02)       (0.18)           -            -
  Distributions from net realized
   gains............................           -            -            -        (0.32)           -        (0.24)
                                     -----------  -----------  -----------  -----------  -----------  -----------
    Total distributions.............       (0.06)       (0.08)       (0.02)       (0.50)           -        (0.24)
                                     -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net asset
 value..............................        1.24        (0.12)        1.41         1.76         1.28         0.18
Net asset value per share, end of
 period.............................      $11.12        $9.88       $13.17       $11.76       $11.46       $10.18
                                     -----------  -----------  -----------  -----------  -----------  -----------
                                     -----------  -----------  -----------  -----------  -----------  -----------
TOTAL RETURN (a) **.................      13.14%       (0.38%)      12.22%       22.59%       12.57%        4.24%
Net assets, end of period (000
 omitted)...........................      $6,549       $5,382       $9,952       $7,814       $8,444       $6,734
Ratio to average net assets of: ***
  Expenses, net of fee waivers and
   expense reimbursements...........       0.90%        0.90%        1.00%        1.00%        1.17%        0.65%
  Expenses, prior to fee waivers and
   expense reimbursements...........       2.59%        2.14%        2.20%        2.03%        2.43%        2.14%
  Net investment income (loss), net
   of fee waivers and expense
   reimbursements...................       1.24%        0.95%        0.42%        2.04%       (0.54%)      (0.01%)
Portfolio turnover rate **..........        209%         131%         141%         349%          73%          79%
Average commission rate paid per
 share traded.......................     $0.0599      $0.0594      $0.0680      $0.0383      $0.0549      $0.0470

  * Commencement of operations.

 ** Not annualized.

*** Annualized.

 (a) Total returns assume reinvestment of all dividends during the year and do not reflect any separate account charges under variable annuity contracts. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                       INTERNATIONAL EQUITY
                                     ------------------------
                                                    FOR THE
                                     FOR THE SIX    PERIOD
                                       MONTHS     FEBRUARY 8,
                                        ENDED        1996*
                                      JUNE 30,      THROUGH
                                        1997       DECEMBER
                                     (UNAUDITED)   31, 1996
                                     -----------  -----------
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD..........................      $10.89       $10.00
                                     -----------  -----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............        0.03         0.04
  Net realized and unrealized
   gain.............................        1.11         1.02
                                     -----------  -----------
    Total from investment
     operations.....................        1.14         1.06
                                     -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment
   income...........................       (0.03)       (0.09)
  Distributions from net realized
   gains............................           -        (0.08)
                                     -----------  -----------
    Total distributions.............       (0.03)       (0.17)
                                     -----------  -----------
Net increase in net asset value.....        1.11         0.89

Net asset value per share, end of
 period.............................      $12.00       $10.89
                                     -----------  -----------
                                     -----------  -----------

TOTAL RETURN (a) **.................      10.48%       10.59%

Net assets, end of period (000
 omitted)...........................      $7,443       $6,634
Ratio to average net assets of: ***
  Expenses, net of fee waivers and
   expense reimbursements...........       1.40%        1.40%
  Expenses, prior to fee waivers and
   expense reimbursements...........       3.04%        2.59%
  Net investment income, net of fee
   waivers and expense
   reimbursements...................       0.59%        0.48%
Portfolio turnover rate **..........         70%          62%
Average commission rate paid per
 share traded.......................     $0.0320      $0.0323

                                  ** Not annualized.

*** Annualized.

 (a) Total returns assume reinvestment of all dividends during the year and do not reflect any separate account charges under variable annuity contracts. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION AND BUSINESS:

The Alexander Hamilton Variable Insurance Trust (the "Trust") is an open-end, management investment company established as a Massachusetts business trust under a Declaration of Trust dated September 16, 1994. The Trust consists of seven separate investment portfolios or funds (the "Funds" or a "Fund"), each of which is, in effect, a separate mutual fund. The Trust is intended to be a funding vehicle for variable annuity contracts to be offered by a separate account of Alexander Hamilton Life Insurance Company and affiliates.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

(A) Net Asset Value - The net asset value per share of each Fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange. The net asset value of each Fund is determined by dividing the value of the Fund's securities and other assets, less all liabilities by the number of shares of the Fund outstanding.

(B) Portfolio Valuation - The value of each Fund's securities and other assets, except those of certain short-term debt securities held by the Funds, is determined on the basis of their fair values. All short-term debt securities having remaining maturities of sixty days or less held by the Funds are valued by the amortized cost method, which is intended to approximate fair value. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Trust's Board of Trustees. Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange will be valued at the official bid price.

Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the sub-adviser and approved by the Board of Trustees of the Trust if those prices are deemed by the sub-adviser to be representative of market values at the close of business of the New York Stock Exchange.

Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts.

(C) Tax Status - It is the policy of each Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to make distributions of taxable income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes. For Federal income tax purposes, each Fund is treated as a separate single entity for the purposes of determining such qualification. For Federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 1996 which are available to offset future capital gains if any. The carryovers do not include net realized losses from November 1, 1996 through December 31, 1996, if any, which are treated for Federal income tax purposes as arising in fiscal 1997. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

                                                    CAPITAL LOSS
                                                    CARRYFORWARD    EXPIRATION
                                                    -------------  -------------
Investment Grade Bond                                 $ 142,000           2004
High Yield Bond                                          32,000           2004
Balanced                                                  1,900           2004
Growth & Income                                         136,000           2004

As a result of varying treatment for financial reporting and Federal income tax purposes, the International Equity Fund reclassed $33,028 of net realized gains from foreign currency related transactions from accumulated net realized gains to undistributed net investment income.

(D) Security Transactions and Investment Income - Security transactions are recorded on a trade date basis. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

(E) Repurchase Agreements - The Funds' custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(F) Foreign investments involve special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments.

(G) Foreign Currency Translations - The books and records of the
International Equity Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

       (i) market value of investment securities, other assets and liabilities -- at the daily rates of exchange, and

       (ii) purchases and sales of investment securities, dividends and interest income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain (loss) on foreign currency related transactions includes realized foreign currency gains and losses between trade and settlement dates on securities transactions, gains and losses arising from sale of foreign currency, realized foreign currency gains and losses from the sale of investment securities and foreign currency gains and losses between the ex-date and payment date on dividends and interest. Gains and losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in net unrealized appreciation (depreciation) on foreign currency related transactions.

(H) Forward Exchange Currency Contracts - The Funds may enter into forward exchange currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation (depreciation) on foreign currency related transactions by the Fund.

The Funds' custodian will place and maintain cash not available for investment or securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exhange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 1997, there were no forward exchange currency contracts outstanding.

(I) Dollar Roll Transactions - The Funds may enter into mortgage dollar roll transactions, with selected banks and broker-dealers pursuant to which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the event that the party with whom the Fund contracts to replace substantially similar securities on a future date fails to deliver such securities, the Fund may not be able to obtain such securities at the price specified in the contract and thus may not benefit from the price differential between the current sales price and the repurchase price.

(J) Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(K) Expenses - Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

NOTE 3 - FEES AND RELATED PARTY TRANSACTIONS:

(A) Alexander Hamilton Capital Management, Inc. (the "Adviser"), is the investment adviser of the Funds. The adviser is a wholly-owned subsidiary of the Alexander Hamilton Life Insurance Company of America ("Alexander Hamilton Life"), a Michigan stock life insurance company. Alexander Hamilton Life is wholly-owned by Jefferson-Pilot Corporation.

For its services to the Trust, the Adviser receives a management fee, payable monthly, based on the average daily net assets of the Fund at the following annual rates:

                                                                   ADVISORY
FUND                                                                 FEE
---------------------------------------------------------------  ------------
Investment Grade Bond                                                   0.60%
High Yield Bond                                                         0.75%
Balanced                                                                0.80%
Growth & Income                                                         0.70%
Growth                                                                  0.75%
Emerging Growth                                                         0.80%
International Equity                                                    1.00%

The Adviser has voluntarily agreed to waive fees and reimburse operating expenses of the Trust or of any Fund to the extent the expenses exceed a predetermined percentage of a Fund's average daily net assets. For the six months ended June 30, 1997, the Adviser voluntarily waived fees and reimbursed Fund expenses in the following amounts pursuant to these voluntary limitations:

                                                      FEE WAIVER AND EXPENSE
                                                           REIMBURSEMENT
                                                     -------------------------

Investment Grade Bond                                        $  41,639
High Yield Bond                                                 40,935
Balanced                                                        51,768
Growth & Income                                                 49,078
Growth                                                          51,639
Emerging Growth                                                 46,095
International Equity                                            54,518

(B) Sub-Advisers:

J.P. Morgan Investment Management, Inc. ("Morgan") is the sub-adviser to the Investment Grade Bond Fund and the Balanced Fund.

Massachusetts Financial Services Company ("MFS") is the sub-adviser to the High Yield Bond Fund and the Emerging Growth Fund.

Warburg, Pincus Counsellors, Inc. ("Counsellors"), serves as the sub-adviser to the Growth & Income Fund.

Strong Capital Management, Inc. ("Strong"), is the sub-adviser to the Growth Fund.

Lombard Odier, the sub-adviser to the International Equity Fund, provides investment advisory services with respect to the Fund's investments in foreign securities, including recommending optimal geographic and equity allocation.

As compensation for its services, the sub-advisers receive a monthly fee from the Adviser based on the average daily net assets of each Fund at the following annual rates:

SUB-ADVISER                                                   SUB-ADVISORY FEE
----------------------------------------------------------  ---------------------
J.P. Morgan (Investment Grade Bond Fund)                              0.30%
J.P. Morgan (Balanced Fund)*                                          0.45%
MFS (High YIeld Bond Fund)                                            0.40%
MFS (Emerging GrowthFund)                                             0.40%
Warburg, Pincus Counsellors (Growth & Income Fund)                    0.50%
Strong (Growth Fund)*                                                 0.60%
Lombard Odier (International Equity Fund)                             0.50%

* At certain specified net asset levels, the sub-advisory fee paid by the adviser for the Balanced Fund and the Growth Fund will decrease.

NOTE 4 - SECURITIES TRANSACTIONS:

For the six months ended June 30, 1997, the cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments) were as follows:

                                                      PURCHASES      SALES
                                                     -----------  -----------

Investment Grade Bond                                 $1,961,283   $1,534,363
High Yield Bond                                        1,896,721    1,414,738
Balanced                                               4,603,079    3,923,878
Growth & Income                                       11,379,019   10,992,702
Growth                                                12,321,675   10,396,574
Emerging Growth                                        6,081,836    5,055,254
International Equity                                   5,039,212    4,347,000

At June 30, 1997, the cost of each Fund's securities for Federal income tax purposes was substantially the same as for financial reporting purposes.

The unrealized appreciation (depreciation) of the Funds' investments as of June 30, 1997 were as follows:

                            GROSS UNREALIZED  GROSS UNREALIZED  NET UNREALIZED
FUND                          APPRECIATION      DEPRECIATION     APPRECIATION
--------------------------  ----------------  ----------------  --------------
Investment Grade Bond         $     46,614       $   (4,783)     $     41,831
High Yield Bond                    119,900          (20,315)           99,585
Balanced                           440,550          (22,336)          418,214
Growth & Income                    220,129          (59,995)          160,134
Growth                           1,563,356           (9,439)        1,553,917
Emerging Growth                  1,211,989         (210,867)        1,001,122
International Equity             1,244,301          (59,881)        1,184,420

NOTE 5 - INDUSTRY CONCENTRATIONS:

At June 30, 1997, the International Equity Fund had the following concentrations by industry (as a percentage of total investments):

                                                                 % OF TOTAL
                                                   U.S. VALUE   INVESTMENTS
                                                  ------------  ------------

Banking                                             $1,464,392         20.7%
Retail                                                 686,322          9.7%
Telecommunications & Equipment                         566,603          8.0%
Pharmaceuticals                                        418,145          5.9%
Automotive & Trucking                                  365,178          5.2%
Oil & Gas                                              358,394          5.1%
Electronics                                            342,908          4.9%
Real Estate Development                                278,679          4.0%
Food & Beverage                                        254,127          3.6%
Financial Services                                     225,144          3.2%
Printing & Publishing                                  210,079          3.0%
Computer Systems                                       199,511          2.8%
Entertainment & Leisure                                190,646          2.7%
Utilities                                              189,117          2.7%
Electrical Equipment                                   179,245          2.5%
Commercial Services                                    174,258          2.5%
Cosmetics & Toiletries                                 170,177          2.4%
Insurance                                              116,984          1.7%
Aerospace & Defense                                    111,217          1.6%
Conglomerates                                           98,140          1.4%
Transportation Services                                 84,413          1.2%
Office Equipment                                        81,797          1.2%
Chemicals                                               79,699          1.1%
Machinery & Equipment                                   72,533          1.0%
Wholesale Distribution                                  58,114          0.8%
Diversified Holding Companies                           45,775          0.6%
Manufacturing                                           31,104          0.4%
Metals                                                  10,047          0.1%
                                                  ------------  ------------
                                                    $7,062,748        100.0%
                                                  ------------  ------------
                                                  ------------  ------------

                         ALLEGIANCE-REGISTRATION MARK-

                                VARIABLE ANNUITY

               ONE OF THE ALLEGIANCE FAMILY OF VARIABLE PRODUCTS

                         ABOUT ALEXANDER HAMILTON LIFE

SINCE BEGINNING OPERATIONS IN 1964, THE DRIVING FORCE BEHIND ALEXANDER HAMILTON LIFE'S SUCCESS HAS BEEN AN UNCOMPROMISING COMMITMENT TO FINANCIAL STRENGTH AND STABILITY. THIS COMMITMENT HAS EARNED THE TRUST AND CONFIDENCE OF OUR POLICYHOLDERS WHO LOOK TO HAMILTON FOR QUALITY INSURANCE AND FINANCIAL SERVICES PRODUCTS.

ALEXANDER HAMILTON LIFE IS RATED A++ (SUPERIOR) BY A.M. BEST & COMPANY AND HAS EARNED THE HIGHEST AVAILABLE AAA CLAIMS-PAYING RATING BY STANDARD & POOR'S AND DUFF & PHELPS INDEPENDENT RATING SERVICES. ALEXANDER HAMILTON LIFE IS A SUBSIDIARY OF JEFFERSON-PILOT CORPORATION, A HOLDING COMPANY BASED IN GREENSBORO, NORTH CAROLINA.

                               ALEXANDER HAMILTON
                          ----------------------------

           A LIFE INSURANCE SUBSIDIARY OF JEFFERSON-PILOT CORPORATION

             32991 HAMILTON COURT - FARMINGTON HILLS, MI 48334-3358

ALLEGIANCE VARIABLE ANNUITY IS ISSUED BY ALEXANDER HAMILTON LIFE AND DISTRIBUTED
                   BY JEFFERSON-PILOT INVESTOR SERVICES, INC.

               MEMBER, NATIONAL ASSOCIATION OF SECURITIES DEALERS

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